                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: May 31, 2007
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                                                       hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01540

                                 AIM Funds Group
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1.  Schedule of Investments.

                             AIM BASIC BALANCED FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006

                                                      (AIM INVESTMENTS(R) LOGO)
                                                              YOUR GOALS.
                                                           OUR SOLUTIONS(R).

AIMinvestments.com   BBA-QTR-1 9/06   A I M Advisors, Inc.

AIM BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-65.68%

ADVERTISING-3.44%

Interpublic Group of Cos., Inc. (The) (a)           2,601,244     $   25,752,316
--------------------------------------------------------------------------------
Omnicom Group Inc.                                    317,997         29,764,519
================================================================================
                                                                      55,516,835
================================================================================

AEROSPACE & DEFENSE-0.83%

Honeywell International Inc.                          327,640         13,400,476
================================================================================

ALUMINUM-0.75%

Alcoa Inc.                                            430,770         12,078,791
================================================================================

APPAREL RETAIL-1.05%

Gap, Inc. (The)                                       897,100         17,000,045
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.25%

Bank of New York Co., Inc. (The)                      573,140         20,208,916
================================================================================

BREWERS-1.46%

Molson Coors Brewing Co. -Class B                     342,115         23,571,723
================================================================================

BUILDING PRODUCTS-0.70%

American Standard Cos. Inc.                           268,600         11,273,142
================================================================================

COMPUTER HARDWARE-1.77%

Dell Inc. (a)                                       1,247,579         28,494,704
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-0.25%

Deere & Co.                                            47,350          3,973,138
================================================================================

CONSTRUCTION MATERIALS-1.85%

Cemex S.A. de C.V. -ADR (Mexico)(a)                   992,196         29,845,256
================================================================================

CONSUMER ELECTRONICS-1.64%

Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares (Netherlands)                460,000         16,104,600
--------------------------------------------------------------------------------
Sony Corp. -ADR (Japan)                               255,313         10,304,433
================================================================================
                                                                      26,409,033
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.65%

Ceridian Corp. (a)                                    349,395          7,812,472
--------------------------------------------------------------------------------
First Data Corp.                                      831,060         34,904,520
================================================================================
                                                                      42,716,992
================================================================================

DIVERSIFIED CHEMICALS-0.19%

Dow Chemical Co. (The)                                 76,800          2,993,664
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.77%

Waste Management, Inc.                                778,700         28,562,716
================================================================================

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
FOOD RETAIL-1.66%

Kroger Co. (The)                                      440,119     $   10,184,354
--------------------------------------------------------------------------------
Safeway Inc.                                          544,500         16,525,575
================================================================================
                                                                      26,709,929
================================================================================

GENERAL MERCHANDISE STORES-1.97%

Target Corp.                                          575,620         31,803,005
================================================================================

HEALTH CARE DISTRIBUTORS-2.96%

Cardinal Health, Inc.                                 642,500         42,237,950
--------------------------------------------------------------------------------
McKesson Corp.                                        105,086          5,540,134
================================================================================
                                                                      47,778,084
================================================================================

HEALTH CARE EQUIPMENT-0.99%

Baxter International Inc. (a)                         349,700         15,897,362
================================================================================

HEALTH CARE FACILITIES-0.82%

HCA, Inc.                                             265,907         13,266,100
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.19%

Wyndham Worldwide Corp. (a)                           110,052          3,078,154
================================================================================

INDUSTRIAL CONGLOMERATES-4.21%

General Electric Co.                                  786,630         27,768,039
--------------------------------------------------------------------------------
Tyco International Ltd.                             1,433,200         40,115,268
================================================================================
                                                                      67,883,307
================================================================================

INDUSTRIAL MACHINERY-1.13%

Illinois Tool Works Inc.                              404,300         18,153,070
================================================================================

INSURANCE BROKERS-0.37%

Marsh & McLennan Cos., Inc.                           210,000          5,911,500
================================================================================

INVESTMENT BANKING & BROKERAGE-3.19%

Merrill Lynch & Co., Inc.                             333,493         26,085,822
--------------------------------------------------------------------------------
Morgan Stanley                                        347,950         25,369,035
================================================================================
                                                                      51,454,857
================================================================================

MANAGED HEALTH CARE-2.62%

UnitedHealth Group Inc.                               859,228         42,274,018
================================================================================

MOVIES & ENTERTAINMENT-1.59%

Walt Disney Co. (The) (a)                             828,249         25,601,176
================================================================================

MULTI-LINE INSURANCE-1.30%

Hartford Financial Services Group, Inc. (The)         241,100         20,915,425
================================================================================

OIL & GAS DRILLING-1.63%

Transocean Inc. (a)                                   359,390         26,318,130
================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.05%

Halliburton Co.                                       798,000         22,703,100
================================================================================

AIM BASIC BALANCED FUND

                                                    SHARES             VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

Schlumberger Ltd.                                     427,360     $   26,509,141
================================================================================
                                                                      49,212,241
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.51%

Citigroup Inc.                                        636,283         31,604,177
--------------------------------------------------------------------------------

JPMorgan Chase & Co.                                  874,918         41,086,149
================================================================================
                                                                      72,690,326
================================================================================

PACKAGED FOODS & MEATS-1.16%

Unilever N.V.  (Netherlands)(b)                       759,050         18,643,405
================================================================================

PHARMACEUTICALS-5.39%

Pfizer Inc.                                           991,428         28,116,898
--------------------------------------------------------------------------------
Sanofi-Aventis  (France)(b)                           322,252         28,661,530
--------------------------------------------------------------------------------
Wyeth                                                 591,318         30,062,607
================================================================================
                                                                      86,841,035
================================================================================

PROPERTY & CASUALTY INSURANCE-1.50%
ACE Ltd.                                              442,800         24,234,444
================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.44%

Realogy Corp. (a)                                     313,132          7,101,834
================================================================================
SYSTEMS SOFTWARE-3.11%

CA Inc.                                             1,409,447         33,389,800
--------------------------------------------------------------------------------
Microsoft Corp.                                       615,837         16,830,825
================================================================================
                                                                      50,220,625
================================================================================

THRIFTS & MORTGAGE FINANCE-2.29%

Fannie Mae                                            659,248         36,858,556
================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $847,050,306)                                          1,058,892,014
================================================================================

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
---------------------------------------------------------------------------------
BONDS & NOTES-24.54%

AEROSPACE & DEFENSE-0.20%

Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Pass
   Through Ctfs., (INS-MBIA Insurance
   Corp.) 6.66%, 09/15/13 (Acquired
   02/09/05-10/27/05; Cost
   $3,407,393)(c)(d)(e)                           $ 3,093,725          3,256,068
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.37%

Bank of New York Co. Inc., Sr. Unsec. Sub.
   Notes, 4.25%, 09/04/12(d)                          610,000            603,296
--------------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
   Notes, 5.22%, 02/17/07(d)                        1,695,000          1,692,237
--------------------------------------------------------------------------------
Janus Capital Group Inc., Sr. Unsec. Notes,
   7.00%, 11/01/06(d)                                  64,000             64,060
--------------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Bonds, 8.00%, 01/15/27(d)        2,200,000          2,301,046
================================================================================

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS-(CONTINUED)

Nuveen Investments, Inc., Sr. Unsec. Sub.
   Notes, 5.50%, 09/15/15(d)                      $ 1,400,000     $    1,368,010
================================================================================
                                                                       6,028,649
================================================================================

AUTOMOBILE MANUFACTURERS-0.22%

DaimlerChrysler North America Holding
   Corp., Notes, 4.13%, 03/07/07(d)                 3,600,000          3,578,436
================================================================================

BROADCASTING & CABLE TV-2.71%

British Sky Broadcasting Group PLC (United
   Kingdom), Unsec. Gtd. Global Notes,
   7.30%, 10/15/06(d)                               2,000,000          2,000,860
--------------------------------------------------------------------------------
CBS Corp., Sr. Unsec. Gtd. Global Notes,
   5.63%, 05/01/07(d)                               7,030,000          7,034,780
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
   Sr. Unsec. Global Notes,
   6.00%, 11/01/06(d)                               8,200,000          8,202,542
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   3.13%, 02/01/07(d)                               5,960,000          5,911,545
--------------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
   Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(d)                               3,135,000          4,067,663
--------------------------------------------------------------------------------
   Unsec. Unsub. Global Notes,
   8.38%, 05/01/07(d)                               2,450,000          2,490,058
--------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
   07/15/12(d)                                      1,100,000          1,340,097
--------------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%,
   02/15/07 (Acquired 10/03/05-11/14/05;
   Cost $10,672,304)(c)(d)                         10,280,000         10,360,081
--------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
   Unsec. Deb., 8.38%, 03/15/23(d)                  2,050,000          2,350,243
================================================================================
                                                                      43,757,869
================================================================================

CASINOS & GAMING-0.79%

Caesars Entertainment, Inc., Sr. Unsec.
   Notes, 8.50%, 11/15/06(d)                        8,810,000          8,854,931
--------------------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
   Global Notes, 7.13%, 06/01/07(d)                 3,805,000          3,839,055
================================================================================
                                                                      12,693,986
================================================================================

CONSUMER FINANCE-0.68%

Capital One Capital I, Sub. Floating Rate
   Trust Pfd. Bonds, 7.04%, 02/01/27
   (Acquired 09/16/04-04/12/06; Cost
   $5,320,680)(c)(d)(f)                             5,240,000          5,284,435
--------------------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes,
   4.95%, 01/15/08(d)                               5,850,000          5,708,840
================================================================================
                                                                      10,993,275
================================================================================

DIVERSIFIED BANKS-1.62%

Bangkok Bank PCL (Hong Kong), Unsec. Sub.
   Notes, 9.03%, 03/15/29 (Acquired
   04/22/05; Cost $1,471,124)(c)(d)                 1,175,000          1,459,233
--------------------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
   Trust Pfd. Bonds, 8.07%, 12/31/26
   (Acquired 09/26/06; Cost
   $1,870,264)(c)(d)                                1,790,000          1,873,700
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM BASIC BALANCED FUND

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

BankBoston Capital Trust II-Series B, Gtd.
   Trust Pfd. Bonds, 7.75%, 12/15/26(d)           $ 2,200,000     $    2,296,976
--------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.69%,
   08/08/07 (Acquired 04/06/06;
   Cost $1,293,253)(c)(d)(g)                        1,300,000          1,300,520
--------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
   Notes, 8.85%, 06/01/27 (Acquired
   05/22/03; Cost $1,847,528)(c)(d)                 1,460,000          1,552,491
--------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
   Unsec. Sub. Floating Rate Euro Notes,
   5.75% (d)(h)(i)                                  4,010,000          3,577,778
--------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
   Islands), Gtd. Sub. Second Tier Euro
   Bonds, 8.38% (d)(h)                                550,000            582,939
--------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
   Rate Euro Deb., 5.63%, 08/29/87(d)(i)            1,580,000          1,292,391
--------------------------------------------------------------------------------
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub. Floating
   Rate Euro Notes, 5.69% (d)(h)(i)                 1,150,000          1,016,673
--------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
   8.25%, 11/01/24(d)                                 915,000          1,141,801
--------------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd.
   Global Notes, 5.51% (d)(h)                       1,140,000          1,113,096
--------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
   Second Tier Euro Notes, 8.15% (d)(h)             1,675,000          1,751,767
--------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden), Unsec.
   Sub. Notes, 7.13% (Acquired 07/26/06;
   Cost $4,271,037)(c)(d)(h)                        4,240,000          4,313,394
--------------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating
   Rate Notes, 6.14%, 09/21/07 (Acquired
   12/14/05; Cost $2,850,000)(c)(d)(f)              2,850,000          2,858,194
================================================================================
                                                                      26,130,953
================================================================================

DIVERSIFIED CHEMICALS-0.09%

Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06; Cost
   $1,510,545)(c)(d)                                1,500,000          1,520,655
================================================================================

ELECTRIC UTILITIES-0.84%

Commonwealth Edison Co., Unsec. Notes,
   7.63%, 01/15/07(d)                               1,375,000          1,381,820
--------------------------------------------------------------------------------
CP&L, Inc., First Mortgage Bonds, 6.80%,
   08/15/07(d)                                        530,000            536,281
--------------------------------------------------------------------------------
FirstEnergy Corp.-Series A, Sr. Unsec.
   Unsub. Global Notes, 5.50%, 11/15/06(d)            970,000            970,019
--------------------------------------------------------------------------------
Indiana Michigan Power Co.-Series C, Sr.
   Unsec. Notes, 6.13%, 12/15/06(d)                   675,000            675,877
--------------------------------------------------------------------------------
Northeast Utilities-Series A, Notes, 8.58%,
   12/01/06(d)                                        684,000            686,538
--------------------------------------------------------------------------------
Pepco Holdings Inc., Unsec. Unsub. Global
   Notes, 5.50%, 08/15/07(d)                        4,245,000          4,246,189
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Portland General Electric Co.-Series 4,
   Sec. First Mortgage Medium Term Notes,
   7.15%, 06/15/07(d)                             $   665,000     $      671,630
--------------------------------------------------------------------------------
Potomac Electric Power Co.-Series A, Medium
   Term Notes, 7.64%, 01/17/07(d)                   1,120,000          1,125,768
--------------------------------------------------------------------------------
Southern Co. Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.19%, 02/01/37(d)                   3,070,000          3,216,347
================================================================================
                                                                      13,510,469
================================================================================

FOOD RETAIL-0.43%

Kroger Co. (The), Sr. Unsec. Notes, 7.65%,
   04/15/07(d)                                      2,885,000          2,915,985
--------------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 4.80%,
   07/16/07(d)                                      4,045,000          4,027,404
================================================================================
                                                                       6,943,389
================================================================================

FOREST PRODUCTS-0.09%

Weyerhaeuser Co., Unsec. Unsub. Global
   Notes, 6.13%, 03/15/07(d)                        1,510,000          1,513,911
================================================================================

GAS UTILITIES-0.33%

Consolidated Natural Gas Co.-Series B, Sr.
   Unsec. Unsub. Notes, 5.38%, 11/01/06(d)          5,390,000          5,389,030
================================================================================

HEALTH CARE SERVICES-0.63%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
   10/01/06(d)                                     10,172,000         10,172,407
--------------------------------------------------------------------------------

HOME IMPROVEMENT RETAIL-0.06%

Sherwin-Williams Co. (The), Sr. Notes,
   6.85%, 02/01/07(d)                               1,000,000          1,004,320
================================================================================

HOMEBUILDING-0.07%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
   08/15/11(d)                                      1,000,000          1,068,410
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.22%

Carnival Corp., Sr. Unsec. Gtd. Global Notes,
   3.75%, 11/15/07(d)                                 385,000            378,339
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide Inc.,
   Sr. Gtd. Global Notes, 7.38%, 05/01/07(d)        3,085,000          3,131,275
================================================================================
                                                                       3,509,614
================================================================================

HOUSEWARES & SPECIALTIES-0.02%

Newell Rubbermaid Inc., Unsec. Notes,
   6.00%, 03/15/07(d)                                 300,000            300,549
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-0.02%

TXU Australia Holdings Partnership L.P.
   (Australia), Sr. Unsec. Unsub. Notes,
   6.75%, 12/01/06 (Acquired 01/31/06;
   Cost $323,786)(c)(d)                               320,000            320,522
================================================================================

INDUSTRIAL REIT'S-0.43%

First Industrial L.P., Medium Term Notes,
   7.00%, 12/01/06(d)                               6,980,000          6,995,147
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM BASIC BALANCED FUND

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
INSURANCE BROKERS-0.46%

Aon Corp., Unsec. Notes, 6.95%, 01/15/07(d)       $ 3,110,000     $    3,121,476
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., Sr. Unsec.
   Global Notes, 5.38%, 03/15/07(d)                 4,270,000          4,268,078
================================================================================
                                                                       7,389,554
================================================================================

INTEGRATED OIL & GAS-0.53%

ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(d)                                      1,100,000          1,148,752
--------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds,
   8.90%, 08/15/28(d)                               6,944,000          7,325,920
================================================================================
                                                                       8,474,672
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.24%

SBC Communications Capital Corp.-Series D,
   Medium Term Notes, 6.68%, 11/28/07(d)            3,220,000          3,265,595
--------------------------------------------------------------------------------
TCI Communications Financing III, Gtd.
   Trust Pfd. Bonds, 9.65%, 03/31/27(d)             5,100,000          5,449,146
--------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
   06/01/07(d)                                      3,605,000          3,651,937
--------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
   7.90%, 02/01/27(d)                               1,000,000          1,046,360
--------------------------------------------------------------------------------
   8.75%, 11/01/21(d)                               1,435,000          1,724,597
--------------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
   12/01/33(d)                                      2,070,000          2,107,219
--------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(d)                  2,870,000          2,683,479
================================================================================
                                                                      19,928,333
================================================================================

INTERNET RETAIL-0.09%

Expedia, Inc., Putable Bonds, 7.46%,
   08/15/13 (Acquired 08/16/06; Cost
   $1,415,000)(c)(d)                                1,415,000          1,488,339
================================================================================

INVESTMENT BANKING & BROKERAGE-0.04%

Jefferies Group, Inc.-Series B, Sr. Unsec.
   Notes, 7.50%, 08/15/07(d)                          555,000            564,380
================================================================================

LEISURE PRODUCTS-0.32%

Brunswick Corp., Unsec. Unsub. Notes,
   6.75%, 12/15/06(d)                               5,130,000          5,140,824
================================================================================

LIFE & HEALTH INSURANCE-0.61%

Prudential Holdings, LLC-Series B, Bonds,
   (INS-Financial Security Assurance Inc.)
   7.25%, 12/18/23 (Acquired 01/22/04-02/17/06;
   Cost $6,129,407)(c)(d)(e)                        5,220,000          6,088,817
--------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
   8.00%, 10/30/06(d)                                 625,000            626,069
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-(CONTINUED)

Sun Life Canada (U.S.) Capital Trust, Gtd.
   Trust Pfd. Notes, 8.53% (Acquired
   02/13/06; Cost $3,218,730)(c)(d)(h)            $ 3,000,000     $    3,177,270
================================================================================
                                                                       9,892,156
================================================================================

MANAGED HEALTH CARE-0.08%

CIGNA Corp., Unsec. Notes, 7.40%,
   05/15/07(d)                                      1,230,000          1,243,628
================================================================================

METAL & GLASS CONTAINERS-0.02%

Pactiv Corp., Unsec. Notes, 8.00%,
   04/15/07(d)                                        365,000            369,862
================================================================================

MOVIES & ENTERTAINMENT-0.88%

News America Holdings Inc., Sr. Unsec. Gtd.
   Deb., 7.75%, 12/01/45(d)                         2,200,000          2,463,802
--------------------------------------------------------------------------------
Time Warner Cos., Inc.,
   Notes,
   8.18%, 08/15/07(d)                               2,230,000          2,281,402
--------------------------------------------------------------------------------
   Unsec. Deb.,
   9.15%, 02/01/23(d)                               2,783,000          3,416,717
--------------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Global
   Notes, 6.15%, 05/01/07(d)                        5,930,000          5,951,763
================================================================================
                                                                      14,113,684
================================================================================

MULTI-LINE INSURANCE-0.15%

Liberty Mutual Insurance Co., Notes, 8.20%,
   05/04/07 (Acquired 08/31/06;
   Cost $508,175)(c)(d)                               500,000            507,625
--------------------------------------------------------------------------------
Unitrin Inc., Sr. Unsec. Notes, 5.75%,
   07/01/07(d)                                      1,900,000          1,902,964
================================================================================
                                                                       2,410,589
================================================================================

MULTI-UTILITIES-1.07%

Ameren Corp., Bonds, 4.26%, 05/15/07(d)             2,485,000          2,467,182
--------------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec. Gtd.
   Trust Pfd. Bonds, 7.83%, 12/01/27(d)             2,490,000          2,596,622
--------------------------------------------------------------------------------
Dominion Resources, Inc.-Series G, Sr.
   Notes, 3.66%, 11/15/06(d)                        2,790,000          2,783,806
--------------------------------------------------------------------------------
Duke Energy Corp., Notes, 7.00%, 10/15/06(d)        2,390,000          2,390,789
--------------------------------------------------------------------------------
Nisource Finance Corp., Sr. Unsec. Gtd.
   Notes, 3.20%, 11/01/06(d)                        1,225,000          1,222,648
--------------------------------------------------------------------------------
PSI Energy, Inc., Unsec. Deb., 7.85%,
   10/15/07(d)                                        685,000            701,639
--------------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(d)          760,000            756,375
--------------------------------------------------------------------------------
Virginia Electric and Power Co.-Series A,
   Sr. Unsec. Unsub. Notes, 5.38%,
   02/01/07(d)                                      4,275,000          4,272,691
================================================================================
                                                                      17,191,752
================================================================================

OFFICE REIT'S-0.24%

Spieker Properties, Inc., Unsec. Unsub.
   Notes, 7.13%, 12/01/06(d)                        3,925,000          3,933,792
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM BASIC BALANCED FUND

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-0.43%

Pemex Project Funding Master Trust,
   Sr. Unsec. Gtd. Notes,
   5.75%, 12/15/15 (Acquired 01/26/06; Cost
   $178,000)(c)(d)                                $   180,000     $      175,860
--------------------------------------------------------------------------------
   Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(d)                               2,895,000          2,828,415
--------------------------------------------------------------------------------
   8.63%, 02/01/22(d)                               2,600,000          3,126,630
--------------------------------------------------------------------------------
Varco International Inc., Sr. Unsec. Gtd.
   Notes, 7.50%, 02/15/08(d)                          750,000            769,215
================================================================================
                                                                       6,900,120
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.55%

BankAmerica Capital II-Series 2, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Notes, 8.00%,
   12/15/26(d)                                      1,420,000          1,484,596
--------------------------------------------------------------------------------
Countrywide Capital I, Gtd. Trust Pfd.
   Notes, 8.00%, 12/15/26(d)                        1,250,000          1,256,712
--------------------------------------------------------------------------------
General Electric Capital Corp., Unsec.
   Floating Rate Putable Deb., 5.08%,
   09/01/07(d)(g)                                   1,000,000            997,555
--------------------------------------------------------------------------------
Mantis Reef Ltd. (Australia), Notes, 4.69%,
   11/14/08 (Acquired 08/11/06-08/31/06;
   Cost $3,822,017)(c)(d)                           3,900,000          3,837,717
--------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
   Bonds, 9.87% (Acquired
   06/16/04-07/28/05; Cost
   $6,664,804)(c)(d)(h)                             5,890,000          6,354,898
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(d)                               1,365,000          1,377,381
--------------------------------------------------------------------------------
   Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(d)                               6,204,000          6,572,952
--------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
   Notes, 4.13%, 03/12/09 (Acquired
   03/04/04; Cost $3,822,437)(c)(d)                 3,825,000          3,530,360
--------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands),
   Sr. Notes,
   9.25%, 03/15/30 (Acquired 09/22/04; Cost
   $3,504,605)(c)(d)                                2,962,222          3,375,334
--------------------------------------------------------------------------------
   Class A-1a,
   Sr. Floating Rate Notes,
   5.82%, 01/25/36 (Acquired 03/21/05; Cost
   $799,886)(c)(d)(f)                                 799,886            780,175
--------------------------------------------------------------------------------
Residential Capital Corp., Sr. Unsec.
   Floating Rate Global Notes, 6.74%,
   06/29/07(d)(f)                                   2,650,000          2,665,594
--------------------------------------------------------------------------------
Toll Road Investors Partnership II,
   L.P.-Series 2005 A, Disc. Bonds,
   (INS-MBIA Insurance Corp.) 5.45%,
   02/15/45 (Acquired 03/11/05-05/03/05;
   Cost $3,365,909)(c)(d)(e)(j)                    28,631,031          3,639,033
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating
   Rate Pass Through Ctfs., 6.33%
   (Acquired 12/07/04-04/03/06; Cost
   $3,002,988)(c)(d)(g)(h)                          3,000,000          3,005,244
--------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
   Second Tier Euro Bonds, 8.75%(d)(h)              1,020,000          1,077,780
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   (CONTINUED)

Windsor Financing LLC, Sr. Gtd. Notes,
   5.88%, 07/15/17 (Acquired 02/07/06; Cost
   $1,113,286)(c)(d)                              $ 1,113,286     $    1,106,060
================================================================================
                                                                      41,061,391
================================================================================

PACKAGED FOODS & MEATS-0.29%

General Mills, Inc., Notes, 6.45%,
   10/15/06(d)                                        930,000            930,223
--------------------------------------------------------------------------------
Kraft Foods Inc., Global Notes, 5.25%,
   06/01/07(d)                                        278,000            277,744
--------------------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global Notes,
   7.25%, 10/01/06(d)                               3,515,000          3,515,141
================================================================================
                                                                       4,723,108
================================================================================

PROPERTY & CASUALTY INSURANCE-1.47%

ACE Ltd., Sr. Unsec. Yankee Notes, 6.00%,
   04/01/07(d)                                        510,000            511,148
--------------------------------------------------------------------------------
CNA Financial Corp., Sr. Unsec. Notes,
   6.75%, 11/15/06(d)                               2,072,000          2,074,631
--------------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
   Trust Pfd. Bonds, 8.68%, 02/01/27(d)             2,805,000          2,950,720
--------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.50%, 04/15/12(d)                   4,705,000          5,026,069
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb., 8.00%, 09/15/34
   (Acquired 04/29/05-06/09/05; Cost
   $3,737,949)(c)(d)                                3,495,000          3,500,312
--------------------------------------------------------------------------------
Oil Insurance Ltd.,
   Notes,
   7.56% (Acquired 06/15/06; Cost
   $6,280,000)(c)(d)(h)                             6,280,000          6,490,066
--------------------------------------------------------------------------------
   Sr. Unsec. Floating Rate Notes,
   5.53%, 10/06/06 (Acquired
   10/12/05-10/13/05; Cost
   $2,386,963)(c)(d)(g)                             2,405,000          2,404,986
--------------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr.
   Unsec. Notes, 6.75%, 11/15/06(d)                   700,000            700,938
================================================================================
                                                                      23,658,870
================================================================================

RAILROADS-0.09%

Burlington Northern Railroad Co.-Series H,
   Consolidated Mortgage Bonds, 9.25%,
   10/01/06(d)                                      1,450,000          1,450,145
================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.07%

Southern Investments UK PLC (United
   Kingdom), Gtd. Trust Pfd. Yankee Notes,
   8.23%, 02/01/27(d)                               1,070,000          1,123,500
================================================================================

REGIONAL BANKS-1.35%

Cullen/Frost Capital Trust I, Unsec. Sub.
   Floating Rate Notes, 6.95%,
   03/01/34(d)(f)                                   4,050,000          4,140,355
--------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
   Trust Pfd. Bonds, 5.97%, 06/01/28(d)(f)          1,175,000          1,143,428
--------------------------------------------------------------------------------
Popular North America Inc.,
   Series F,
   Medium Term Notes,


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-5

AIM BASIC BALANCED FUND

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

   5.20%, 12/12/07(d)                             $ 4,060,000     $    4,049,972
--------------------------------------------------------------------------------
   Series E,
   Medium Term Notes,
   6.13%, 10/15/06(d)                               2,265,000          2,265,227
--------------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
   06/15/14(d)                                      1,500,000          1,475,115
--------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
   9.63%, 05/15/12(d)                               7,615,000          8,724,505
================================================================================
                                                                      21,798,602
================================================================================

REINSURANCE-0.28%

Reinsurance Group of America, Inc., Jr.
   Unsec. Sub. Deb., 6.75%, 12/15/65(d)             1,995,000          1,944,207
--------------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
   Ctfs., 5.90%, 01/12/15 (Acquired
   01/07/05-11/03/05; Cost $2,747,640)(c)(d)        2,800,000          2,632,000
================================================================================
                                                                       4,576,207
================================================================================

RETAIL REIT'S-0.17%

Developers Diversified Realty Corp., Sr.
   Medium Term Notes, 7.00%, 03/19/07(d)            2,680,000          2,697,822
================================================================================

SOVEREIGN DEBT-0.12%

Russian Federation (Russia)-REGS, Unsec.
   Unsub. Euro Bonds, 10.00%, 06/26/07
   (Acquired 05/14/04-05/18/04; Cost
   $2,050,181)(c)(d)                                1,820,000          1,882,608
================================================================================

SPECIALIZED CONSUMER SERVICES-0.12%

Block Financial Corp., Sr. Unsec. Gtd.
   Unsub. Notes, 8.50%, 04/15/07(d)                 1,868,000          1,896,991
================================================================================

SPECIALIZED REIT'S-0.34%

Health Care Property Investors, Inc.,
   Floating Rate Medium Term Notes,
   5.84%, 09/15/08(d)(f)                            1,610,000          1,610,823
--------------------------------------------------------------------------------
   Sr. Medium Term Notes,
   6.30%, 09/15/16(d)                               2,020,000          2,036,221
--------------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
   05/15/15(d)                                      1,905,000          1,890,255
================================================================================
                                                                       5,537,299
================================================================================

SPECIALTY CHEMICALS-0.28%

ICI North America, Unsec. Gtd. Deb., 8.88%,
   11/15/06(d)                                      4,570,000          4,585,675
================================================================================

THRIFTS & MORTGAGE FINANCE-0.40%

Countrywide Home Loans, Inc.-Series E, Gtd.
   Medium Term Notes, 6.94%, 07/16/07(d)            1,580,000          1,598,218
--------------------------------------------------------------------------------
Dime Capital Trust I-Series A, Gtd. Trust
   Pfd. Notes, 9.33%, 05/06/27(d)                   1,170,000          1,245,781
--------------------------------------------------------------------------------
Great Western Financial Trust II-Series A,
   Jr. Sub. Gtd. Trust Pfd. Notes, 8.21%,
   02/01/27(d)                                      1,355,000          1,419,823
--------------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
   Pfd. Notes, 9.10%, 06/01/27(d)                   1,025,000          1,090,692
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-(CONTINUED)

Washington Mutual Capital I, Gtd. Sub.
   Trust Pfd. Notes, 8.38%, 06/01/27(d)           $ 1,000,000     $    1,053,140
================================================================================
                                                                       6,407,654
================================================================================

TOBACCO-0.34%

Altria Group, Inc., Unsec. Notes, 7.20%,
   02/01/07(d)                                      5,370,000          5,396,689
================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.21%

GATX Financial Corp.,
   Sr. Notes,
   7.75%, 12/01/06(d)                               1,048,000          1,051,406
--------------------------------------------------------------------------------
   Series D,
   Medium Term Notes,
   6.88%, 12/15/06(d)                               1,280,000          1,283,008
--------------------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
   (United Kingdom), Unsec. Unsub. Notes,
   7.38%, 12/15/28 (Acquired 01/25/05; Cost
   $1,008,342)(c)(d)                                  900,000            999,315
================================================================================
                                                                       3,333,729
================================================================================

TRUCKING-0.26%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
   8.25%, 12/01/08(d)                               2,805,000          2,929,233
--------------------------------------------------------------------------------
Ryder System, Inc.-Series 16, Sr. Medium
   Term Notes, 6.46%, 10/18/06(d)                   1,300,000          1,300,403
================================================================================
                                                                       4,229,636
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.22%

Sprint Nextel Corp., Deb., 9.25%,
   04/15/22(d)                                      2,900,000          3,557,459
================================================================================
      Total Bonds & Notes
      (Cost $405,518,214)                                            395,646,729
================================================================================

U.S. MORTGAGE-BACKED SECURITIES-13.78%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-4.54%

   Pass Through Ctfs.,
   5.50%, 05/01/13 to 12/01/33(d)                   2,698,930          2,691,104
--------------------------------------------------------------------------------
   7.00%, 06/01/15 to 06/01/32(d)                   2,686,213          2,766,006
--------------------------------------------------------------------------------
   6.50%, 01/01/16 to 01/01/35(d)                   2,874,924          2,929,711
--------------------------------------------------------------------------------
   6.00%, 03/01/17 to 01/01/34(d)                   5,414,156          5,485,066
--------------------------------------------------------------------------------
   4.50%, 10/01/18(d)                                 280,257            270,862
--------------------------------------------------------------------------------
   8.00%, 01/01/27(d)                                 848,549            894,532
--------------------------------------------------------------------------------
   7.50%, 11/01/30 to 03/01/32(d)                     422,481            437,860
--------------------------------------------------------------------------------
   5.00%, 10/01/33(d)                                 308,392            297,695
--------------------------------------------------------------------------------
   Pass Through Ctfs., TBA,
   4.50%, 10/01/21(d)(k)                            3,344,000          3,221,735
--------------------------------------------------------------------------------
   5.00%, 10/01/36(d)(k)                           20,100,000         19,333,687
--------------------------------------------------------------------------------
   5.50%, 10/01/36(d)(k)                           34,348,618         33,876,324
--------------------------------------------------------------------------------
   6.00%, 10/01/36(d)(k)                            1,000,000          1,005,313
================================================================================
                                                                      73,209,895
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-6

AIM BASIC BALANCED FUND

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-8.09%

   Pass Through Ctfs.,
   8.50%, 03/01/10 to 01/01/23(d)                 $   137,325     $      145,392
--------------------------------------------------------------------------------
   6.50%, 04/01/14 to 10/01/35(d)                   3,105,346          3,177,258
--------------------------------------------------------------------------------
   7.50%, 11/01/15 to 05/01/32(d)                     873,993            905,736
--------------------------------------------------------------------------------
   7.00%, 12/01/15 to 09/01/32(d)                   2,843,517          2,924,282
--------------------------------------------------------------------------------
   5.00%, 11/01/17 to 02/01/19(d)                   6,140,542          6,051,683
--------------------------------------------------------------------------------
   5.50%, 07/01/19 to 10/01/34(d)                  10,701,542         10,613,771
--------------------------------------------------------------------------------
   8.00%, 08/01/21 to 10/01/30(d)                     642,488            678,855
--------------------------------------------------------------------------------
   6.00%, 03/01/22(d)                                 183,606            184,348
--------------------------------------------------------------------------------
   8.50%, 10/01/28(d)                               1,234,598(l)       1,323,018
--------------------------------------------------------------------------------
   Pass Through Ctfs., TBA,
   5.00%, 10/01/21(d)(k)                           15,557,160         15,289,771
--------------------------------------------------------------------------------
   5.50%, 10/01/21 to 10/01/36(d)(k)               54,037,190         53,534,428
--------------------------------------------------------------------------------
   6.00%, 10/01/21 to 10/01/36(d)(k)               32,142,022         32,299,351
--------------------------------------------------------------------------------
   6.50%, 10/01/36(d)(k)                            3,282,474          3,342,995
================================================================================
                                                                     130,470,888
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-1.15%

   Pass Through Ctfs.,
   6.50%, 10/15/08 to 12/15/33(d)                   2,242,684          2,303,957
--------------------------------------------------------------------------------
   7.00%, 10/15/08 to 05/15/32(d)                     994,831          1,027,180
--------------------------------------------------------------------------------
   6.00%, 11/15/08 to 10/15/33(d)                   7,321,104          7,426,539
--------------------------------------------------------------------------------
   5.00%, 03/15/18(d)                               1,736,420          1,718,327
--------------------------------------------------------------------------------
   8.00%, 08/15/22 to 01/20/31(d)                     453,355            480,629
--------------------------------------------------------------------------------
   7.50%, 06/15/23 to 05/15/32(d)                   1,199,003          1,248,631
--------------------------------------------------------------------------------
   8.50%, 11/15/24 to 02/15/25(d)                     109,544            118,406
--------------------------------------------------------------------------------
   5.50%, 12/15/31 to 05/15/35(d)                   4,133,830          4,111,427
--------------------------------------------------------------------------------
                                                                      18,435,096
================================================================================
      Total U.S. Mortgage-Backed Securities
         (Cost $222,084,417)                                         222,115,879
================================================================================

ASSET-BACKED SECURITIES-3.10%

COLLATERALIZED MORTGAGE OBLIGATIONS-1.81%

Accredited Mortgage Loan Trust-Series
   2003-3, Class A3, Floating Rate Pass
   Through Ctfs., 5.71%, 01/25/34(d)(g)               680,372            682,969
--------------------------------------------------------------------------------
Banc of America Mortgage Securities-Series
   2003-D, Class 2AI, Pass Through Ctfs.,
   4.18%, 05/25/33(d)                               1,221,557          1,198,425
--------------------------------------------------------------------------------
Capital One Multi-Asset Execution
   Trust-Series 2003-B4, Class B4, Floating
   Rate Pass Through Ctfs., 6.13%,
   07/15/11(d)(g)                                   2,230,000          2,256,591
--------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-Series
   2004-6, Class 2A5, Floating Rate Pass
   Through Ctfs., 5.72%, 11/25/34(d)(g)               812,582            815,037
--------------------------------------------------------------------------------
Countrywide Home Loans-Series 2004-HYB7,
   Class 1A2, Floating Rate Pass Through
   Ctfs., 4.71%, 11/20/34(d)(g)                     1,289,941          1,281,836
--------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
   Corp.,

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

   Series 2004-AR3, Class 5A1,
   Floating Rate Pass Through Ctfs.,
   4.73%, 04/25/34(d)(g)                          $ 1,243,224     $    1,233,726
--------------------------------------------------------------------------------
   Series 2004-AR7, Class 2A1,
   Floating Rate Pass Through Ctfs.,
   4.69%, 11/25/34(d)(g)                            1,448,516          1,438,472
--------------------------------------------------------------------------------
   Series 2004-C4, Class A6,
   Pass Through Ctfs.,
   4.69%, 10/15/39(d)                               2,850,000          2,735,939
--------------------------------------------------------------------------------
Federal Home Loan Bank (FHLB)-Series
   TQ-2015, Class A, Pass Through Ctfs.,
   5.07%, 10/20/15(d)                               2,514,744          2,497,971
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust-Series 2004-5,
   Class 2A1, Floating Rate Pass Through
   Ctfs., 4.51%, 05/25/34(d)(g)                       783,989            770,457
--------------------------------------------------------------------------------
Impac CMB Trust,
   Series 2003-12, Class A1,
   Floating Rate Pass Through Ctfs.,
   6.09%, 12/25/33(d)(g)                              168,818            169,002
--------------------------------------------------------------------------------
   Series 2004-1, Class A1,
   Floating Rate Pass Through Ctfs.,
   5.99%, 03/25/34(d)(g)                              498,064            500,722
--------------------------------------------------------------------------------
Long Beach Mortgage Loan Trust-Series
   2004-1, Class A3, Floating Rate Pass
   Through Ctfs., 5.63%, 02/25/34(d)(g)                63,921             63,976
--------------------------------------------------------------------------------
Master Asset Securitization Trust-Series
   2003-8, Class 1A1, Pass Through Ctfs.,
   5.50%, 09/25/33(d)                               2,900,755          2,840,022
--------------------------------------------------------------------------------
MLCC Mortgage Investors, Inc.-Series
   2003-G, Class A1, Floating Rate Pass
   Through Ctfs., 5.65%, 01/25/29(d)(g)             1,362,493          1,364,135
--------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust-Series
   2004-6AR, Class 2A2, Floating Rate Pass
   Through Ctfs., 4.10%, 08/25/34(d)(g)             1,461,615          1,452,098
--------------------------------------------------------------------------------
Nomura Asset Acceptance Corp.-Series
   2005-AR1, Class 2A1, Floating Rate Pass
   Through Ctfs., 5.61%, 02/25/35(d)(g)               502,993            503,540
--------------------------------------------------------------------------------
Residential Asset Mortgage Products,
   Inc.-Series 2003-RS2, Class AII,
   Floating Rate Pass Through Ctfs., 5.67%,
   03/25/33(d)(g)                                     380,030            380,597
--------------------------------------------------------------------------------
Specialty Underwriting & Residential
   Finance Trust-Series 2003-BC3, Class A,
   Floating Rate Pass Through Ctfs., 5.68%,
   08/25/34(d)(g)                                       8,370              8,386
--------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust,
   Series 2004-3AC, Class A1,
   Pass Through Ctfs.,
   4.94%, 01/25/34(d)                               1,314,718          1,308,801
--------------------------------------------------------------------------------
   Series 2005-1, Class 1A1,
   Floating Rate Pass Through Ctfs.,
   5.13%, 02/25/35(d)(g)                              916,766            937,164
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
   Series 2003-37A, Class 7A,
   Floating Rate Pass Through Ctfs.,
   5.31%, 12/25/33(d)(g)                            1,185,109          1,192,546
--------------------------------------------------------------------------------
   Series 2004-2AC, Class A1,
   Floating Rate Pass Through Ctfs.,


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-7

AIM BASIC BALANCED FUND

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

   5.00%, 02/25/34(d)(g)                          $ 2,409,339     $    2,411,677
--------------------------------------------------------------------------------
Vanderbilt Mortgage and Finance,
   Inc.-Series 2002-B, Class A4, Pass
   Through Ctfs., 5.84%, 02/07/26(d)                1,175,000          1,184,805
================================================================================
                                                                      29,228,894
================================================================================

MULTI-SECTOR HOLDINGS-0.06%

Longport Funding Ltd.-Series 2005-2A, Class
   A1J, Floating Rate Bonds, 5.97%,
   02/03/40 (Acquired 03/31/05; Cost
   $900,000)(c)(f)(m)                                 900,000            900,000
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.09%

Citicorp Lease Pass-Through Trust-Series
   1999-1, Class A2, Pass Through Ctfs.,
   8.04%, 12/15/19 (Acquired
   06/01/00-01/26/06; Cost $6,733,854)(c)(d)        6,085,000          7,230,702
--------------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr.
   Sec. Notes, 5.14%, 01/15/64 (Acquired
   07/14/05; Cost $4,500,000)(c)(m)                 4,500,000          4,397,220
--------------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
   5.65%, 01/17/17 (Acquired 11/04/04; Cost
   $2,563,525)(c)(m)                                2,500,000          2,488,075
--------------------------------------------------------------------------------
Patrons' Legacy-2004-I-Series A, Ctfs.,
   6.67%, 03/04/19 (Acquired
   04/30/04-07/14/05; Cost $3,445,376)(c)(m)        3,402,778          3,415,028
================================================================================
                                                                      17,531,025
================================================================================

PROPERTY & CASUALTY INSURANCE-0.14%

North Front Pass-Through Trust, Pass
   Through Ctfs., 5.81%, 12/15/24 (Acquired
   12/08/04; Cost $2,369,940)(c)(d)                 2,350,000          2,319,168
================================================================================
      Total Asset-Backed Securities
         (Cost $42,413,565)                                           49,979,087
================================================================================

                                                     SHARES            VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS-1.13%

LIFE & HEALTH INSURANCE-0.13%

Aegon N.V.(Netherlands), 6.38% Pfd.                    79,800          2,018,142
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.50%

Auction Pass-Through Trust -Series 2001-4,
   Class A, 6.00% Floating Rate Pfd.,
   (Acquired 07/26/06; Cost
   $8,009,333)(c)(f)(m)(n)                                 32          8,088,000
================================================================================

THRIFTS & MORTGAGE FINANCE-0.36%

Fannie Mae, Series J,
   4.72% Floating Rate Pfd., (o)                       56,850          2,839,658
--------------------------------------------------------------------------------
   Series K,
   5.40% Floating Rate Pfd., (o)                       59,850          3,007,462
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.14%

Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                       93,000        $    2,325,930
================================================================================
      Total Preferred Stocks
         (Cost $18,260,011)                                           18,279,192
================================================================================

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-0.92%

Chicago (City of), Illinois O'Hare
   International Airport; Series 2004 E,
   Refunding Taxable General Airport Third
   Lien RB, (INS-MBIA Insurance Corp.)
   3.88%, 01/01/08 (d)(e)                         $ 2,750,000          2,712,187
--------------------------------------------------------------------------------
Detroit (City of), Michigan;
   Series 2005 A-1,
   Taxable Capital Improvement Limited Tax
   GO (INS-Ambac Assurance Corp.),
   4.96%, 04/01/20(d)(e)                            1,550,000          1,459,976
--------------------------------------------------------------------------------
   Series 2005,
   Taxable COP (INS-Financial Guaranty
   Insurance Co.),
   4.95%, 06/15/25(d)(e)                            1,920,000          1,773,600
--------------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
   Improvement Bond Bank; Series 2005 A,
   Taxable RB,
   4.87%, 07/15/16(d)                                 925,000            893,504
--------------------------------------------------------------------------------
   5.22%, 07/15/20(d)                               1,100,000          1,076,647
--------------------------------------------------------------------------------
   5.28%, 01/15/22(d)                                 600,000            585,000
--------------------------------------------------------------------------------
Industry (City of), California Urban
   Development Agency (Project 3); Series
   2003, Taxable Allocation RB,
   (INS-MBIA Insurance Corp.)
   6.10%, 05/01/24 (d)(e)                           2,060,000          2,116,650
--------------------------------------------------------------------------------
New Hampshire (State of); Series 2005 B,
   Taxable Unlimited Tax GO,
   4.65%, 05/15/15 (d)                              1,975,000          1,910,813
--------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
   Corp.; Series 2004, Taxable Rental Car
   Facility Charge RB (INS-Financial Guaranty
   Insurance Co.),
   3.69%, 07/01/07(d)(e)                            1,080,000          1,067,839
--------------------------------------------------------------------------------
   4.21%, 07/01/08(d)(e)                            1,285,000          1,265,455
================================================================================
      Total Municipal Obligations
         (Cost $15,293,811)                                           14,861,671
================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.23%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.23%

Unsec. Floating Rate Global
   Notes,  5.46%, 02/17/09
   (Cost $3,860,000)(d)(g)                          3,860,000          3,756,320
================================================================================

U.S. TREASURY SECURITIES-0.22%

U.S. TREASURY NOTES-0.22%

   3.00%,12/31/06 (d)
   (Cost $3,579,096)                                3,600,000          3,581,712
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-8

AIM BASIC BALANCED FUND

                                                     SHARES            VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-1.07%

Liquid Assets Portfolio -Institutional
   Class (p)                                        8,604,088     $    8,604,088
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (p)          8,604,088          8,604,088
================================================================================
      Total Money Market Funds
         (Cost $17,208,176)                                           17,208,176
================================================================================
TOTAL INVESTMENTS-110.68%
   (Cost $1,575,267,596)                                           1,784,320,780
================================================================================
OTHER ASSETS LESS LIABILITIES-(10.68)%                              (172,127,812)
================================================================================
NET ASSETS-100.00%                                                $1,612,192,968
================================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt
COP    -- Certificates of Participation
Ctfs.  -- Certificates
Deb.   -- Debentures
Disc.  -- Discounted
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
LILACS -- Life Insurance and Life Annuities Backed Charitable Securities
Pfd.   -- Preferred
RB     -- Revenue Bonds
REGS   -- Regulation S
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $47,304,935, which represented 2.93% of the Fund's Net Assets. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $117,913,505, which represented 7.31% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2006 was $678,741,075, which represented 42.10% of the Fund's Net Assets. See Note 1A.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2006.

(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.

(h)  Perpetual bond with no specified maturity date.

(i) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.

(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(k) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(l) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(m) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2006 was $19,288,323, which represented 1.20% of the Fund's Net Assets.

(n) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2006 represented 0.50% of the Fund's Net Assets. See Note 1A.

(o) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on September 30, 2006.

(p) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-9

AIM BASIC BALANCED FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM BASIC BALANCED FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's

AIM BASIC BALANCED FUND
     obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. COVERED CALL OPTIONS - The Fund may write call options.. A call option gives the purchaser of such option the right to buy, and the writer (the
     Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

AIM BASIC BALANCED FUND

I. PUT OPTIONS PURCHASED AND WRITTEN - The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. A risk in writing a put option is that the amount of liability to cover the option, should it be exercised, is unlimited to the extent that the Fund does not already own an offsetting long position in the underlying instrument.

J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

                                                                       CHANGE IN
                                                                      UNREALIZED
                             VALUE     PURCHASES AT  PROCEEDS FROM   APPRECIATION      VALUE      DIVIDEND    REALIZED
FUND                        12/31/05       COST          SALES      (DEPRECIATION)    09/30/06     INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
   Institutional Class    $17,648,250  $266,870,296  $(275,914,458)       $--       $ 8,604,088  $  743,631      $--
------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
   Institutional Class             --   100,297,229    (91,693,141)        --         8,604,088     253,127       --
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
   Institutional Clas      17,648,250   187,986,810   (205,635,060)        --                --     493,514       --
========================================================================================================================
   SUBTOTAL               $35,296,500  $555,154,335  $(573,242,659)       $--       $17,208,176  $1,490,272      $--
========================================================================================================================

AIM BASIC BALANCED FUND

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended September 30, 2006.

                                                                       CHANGE IN
                                                                      UNREALIZED
                             VALUE     PURCHASES AT  PROCEEDS FROM   APPRECIATION      VALUE      DIVIDEND    REALIZED
COMPANY                     12/31/05       COST          SALES      (DEPRECIATION)    09/30/06     INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Auction Pass Through
   Trust-Series 2001-1,
   Class A, Floating
   Rate Pfd.              $ 5,500,000  $         --  $  (5,500,000)       $--       $        --  $  150,807      $--
========================================================================================================================
   TOTAL INVESTMENT IN
      AFFILIATES          $40,796,500  $555,154,335  $(578,742,659)       $--       $17,208,176  $1,641,079      $--
========================================================================================================================

NOTE 3 -- FUTURES CONTRACTS

On September 30, 2006, $1,234,598 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                      OPEN FUTURES CONTRACTS AT PERIOD END
                             -----------------------------------------------------
                                                                      UNREALIZED
                             NUMBER OF      MONTH/       VALUE       APPRECIATION
          CONTRACT           CONTRACTS   COMMITMENT     09/30/06    (DEPRECIATION)
----------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading     241      Dec-06/Long  $ 57,035,662    $(555,168)
----------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading     103      Mar-07/Long    24,417,438     (145,602)
----------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes       52      Dec-06/Long    10,634,000       27,839
----------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes       50      Dec-06/Long     5,275,781      (14,969)
----------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes     860      Dec-06/Long    92,933,750      932,788
----------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds       4      Dec-06/Long       449,625        8,896
==================================================================================
                                                      $190,746,256    $ 253,784
==================================================================================
U.S. Treasury 5 Year Notes      421     Dec-06/Short  $(44,422,078)   $(287,201)
==================================================================================
                                                      $146,324,178    $ (33,417)
==================================================================================

NOTE 4 -- OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
                    -----------------------------------------
                         CALL OPTION           PUT OPTION
                          CONTRACTS            CONTRACTS
-------------------------------------------------------------
                     NUMBER OF  PREMIUMS  NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED  CONTRACTS  RECEIVED
-------------------------------------------------------------
Beginning of period      --     $     --      --     $     --
-------------------------------------------------------------
Written                 222       37,703     466       74,982
-------------------------------------------------------------
Closed                   --           --    (285)     (43,559)
-------------------------------------------------------------
Expired                (222)     (37,703)   (181)     (31,423)
=============================================================
End of period            --     $     --      --     $     --
=============================================================

AIM BASIC BALANCED FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, long-term U.S. government obligations and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $497,158,597 and $827,201,544, respectively. During the same period, purchases and sales of long-term U.S. government obligations were $37,045,411 and $49,293,589. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $217,033,121
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (39,275,681)
==============================================================================
Net unrealized appreciation of investment securities              $177,757,440
==============================================================================


Cost of investments for tax purposes is $1,606,563,340.                     F-15

                        AIM EUROPEAN SMALL COMPANY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006

                                                       (AIM INVESTMENTS(R) LOGO)
                                                              YOUR GOALS.
                                                           OUR SOLUTIONS(R).

AIMinvestments.com   ESC-QTR-1 9/06   A I M Advisors, Inc.

AIM EUROPEAN SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-92.39%

AUSTRIA-1.49%

Andritz A.G. (Industrial Machinery) (a)                    41,760   $  6,379,645
================================================================================

BELGIUM-2.34%

EVS Broadcast Equipment S.A. (Communications
   Equipment) (a)                                         115,500      6,432,960
--------------------------------------------------------------------------------
Van De Velde N.V. (Apparel, Accessories &
   Luxury Goods) (a)                                       80,000      3,562,539
================================================================================
                                                                       9,995,499
================================================================================

DENMARK-1.43%

DSV A.S. (Trucking) (a)                                    35,000      6,104,456
================================================================================

FINLAND-0.86%

Nokian Renkaat Oyj (Tires & Rubber) (a)(b)                206,000      3,702,014
================================================================================

FRANCE-2.28%

April Group (Insurance Brokers) (a)                        82,700      3,551,051
--------------------------------------------------------------------------------
Haulotte Group (Construction & Farm Machinery &
   Heavy Trucks) (a)                                      173,900      4,489,212
--------------------------------------------------------------------------------
LaCie S.A. (Computer Storage & Peripherals) (a)            65,751        690,553
--------------------------------------------------------------------------------
Sword Group (Systems Software)                             25,285      1,041,715
================================================================================
                                                                       9,772,531
================================================================================

GERMANY-6.12%

Bijou Brigitte Modische Accessoires A.G. (Apparel,
   Accessories & Luxury Goods) (a)                         34,870      9,014,042
--------------------------------------------------------------------------------
CTS Eventim A.G. (Movies & Entertainment) (a)             149,200      4,860,531
--------------------------------------------------------------------------------
Elexis A.G. (Industrial Machinery)                        165,500      3,630,617
--------------------------------------------------------------------------------
ElringKlinger A.G. (Auto Parts & Equipment)               106,900      5,489,959
--------------------------------------------------------------------------------
Takkt A.G. (Catalog Retail) (a)                           221,800      3,207,303
================================================================================
                                                                      26,202,452
================================================================================

GREECE-9.08%

Attica Holdings S.A. (Marine) (a)                         497,700      2,565,516
--------------------------------------------------------------------------------
Blue Star Maritime S.A. (Marine)                          541,600      2,211,418
--------------------------------------------------------------------------------
Gr. Sarantis S.A. (Personal Products)                     336,867      3,203,732
--------------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)                          370,846     10,148,022
--------------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)                             685,200     10,391,660
--------------------------------------------------------------------------------
Motor Oil (Hellas) Corinth Refineries S.A. (Oil
   & Gas Refining & Marketing) (a)                         83,000      2,107,887
--------------------------------------------------------------------------------
Mytilineos Holdings S.A. (Diversified Metals &
   Mining) (a)                                             97,302      2,448,446
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
GREECE-(CONTINUED)

Titan Cement Co. S.A. (Construction Materials)
   (a)                                                    122,271   $  5,786,325
================================================================================
                                                                      38,863,006
================================================================================

HUNGARY-1.12%

Egis Nyrt. (Pharmaceuticals)                               34,400      4,800,670
================================================================================

IRELAND-1.80%

FBD Holdings PLC (Multi-Line Insurance) (a)                87,600      4,184,163
--------------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming) (a)                    187,000      3,510,403
================================================================================
                                                                       7,694,566
================================================================================

ITALY-5.79%

Biesse S.p.A. (Industrial Machinery)                      548,200      8,654,555
--------------------------------------------------------------------------------
Cementir S.p.A. Cementerie del Tirreno
   (Construction Materials)                               890,900      6,885,557
--------------------------------------------------------------------------------
Guala Closures S.p.A. (Metal & Glass
   Containers) (a)(c)                                     465,000      2,759,086
--------------------------------------------------------------------------------
Prima Industrie S.p.A. (Industrial Machinery) (a)          93,300      2,559,957
--------------------------------------------------------------------------------
Valentino Fashion Group S.p.A. (Apparel,
   Accessories & Luxury Goods) (a)                        114,100      3,911,698
================================================================================
                                                                      24,770,853
================================================================================

NETHERLANDS-14.54%

Aalberts Industries N.V. (Industrial Machinery)
   (a)(b)                                                 129,834      9,604,450
--------------------------------------------------------------------------------
Accell Group N.V. (Leisure Products)                      141,675      4,374,501
--------------------------------------------------------------------------------
Beter Bed Holding N.V. (Homefurnishing Retail)
   (a)(b)                                                 323,125      6,217,127
--------------------------------------------------------------------------------
Eriks Group N.V. (Trading Companies &
   Distributors) (a)                                       94,576      5,246,372
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
   Engineering) (a)                                       516,500      9,107,842
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
   Engineering) (Acquired 12/10/04; Cost
   $303,940)(a)(d)                                         35,000        617,182
--------------------------------------------------------------------------------
Smit Internationale N.V. (Marine Ports &
   Services)                                               87,807      7,075,890
--------------------------------------------------------------------------------
Stork N.V. (Industrial Machinery) (a)(b)                   77,255      3,904,721
--------------------------------------------------------------------------------
Univar N.V. (Trading Companies & Distributors) (a)        143,310      5,992,143
--------------------------------------------------------------------------------
USG People N.V. (Human Resource & Employment
   Services) (a)                                          144,891     10,103,373
================================================================================
                                                                      62,243,601
================================================================================

NORWAY-20.04%

Acta Holding A.S.A. (Diversified Capital
   Markets) (a)                                         1,650,500      6,661,660
================================================================================

AIM EUROPEAN SMALL COMPANY FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
NORWAY-(CONTINUED)

Arrow Seismic A.S.A. (Oil & Gas Equipment &
   Services) (c)                                          410,000   $  3,643,635
--------------------------------------------------------------------------------
Cermaq A.S.A. (Packaged Foods & Meats) (a)                379,700      4,064,018
--------------------------------------------------------------------------------
Expert A.S.A. (Computer & Electronics Retail)
   (a)(b)                                                 304,940      3,541,077
--------------------------------------------------------------------------------
Frigstad Discoverer Invest Ltd. (Oil & Gas
   Equipment & Services) (c)                              100,000        766,113
--------------------------------------------------------------------------------
Geo A.S.A. (Construction & Engineering) (a)(c)            574,600      4,256,369
--------------------------------------------------------------------------------
Geo A.S.A. (Construction & Engineering)
   (Acquired 06/21/05; Cost $897,913)(a)(c)(d)            291,000      2,155,592
--------------------------------------------------------------------------------
ODIM A.S.A. (Industrial Machinery) (a)(c)                 177,650      3,447,531
--------------------------------------------------------------------------------
Pan Fish A.S.A. (Packaged Foods & Meats)
   (Acquired 03/07/06; Cost $5,168,435)(a)(c)(d)        7,861,000      6,167,419
--------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)(c)                           161,300      7,881,191
--------------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment & Services)           186,627     11,438,194
--------------------------------------------------------------------------------
Revus Energy A.S.A. (Oil & Gas Exploration &
   Production) (a)(b)(c)                                   85,200        617,555
--------------------------------------------------------------------------------
Revus Energy A.S.A. (Oil & Gas Exploration &
   Production)  (Acquired 06/27/05; Cost
   $953,210)(a)(b)(c)(d)                                  149,200      1,081,447
--------------------------------------------------------------------------------
Sinvest A.S.A. (Oil & Gas Drilling) (a)(b)(c)             479,900      8,454,673
--------------------------------------------------------------------------------
Songa Offshore A.S.A. (Oil & Gas Drilling)
   (b)(c)                                                 524,100      4,115,580
--------------------------------------------------------------------------------
SuperOffice A.S.A. (Application Software)                 398,209      1,708,410
--------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
   Equipment & Services) (c)                              498,484      7,886,136
--------------------------------------------------------------------------------
Veidekke A.S.A. (Construction & Engineering) (a)          251,200      7,882,637
================================================================================
                                                                      85,769,237
================================================================================

PORTUGAL-1.51%

Mota-Engil, SGPS, S.A. (Construction &
   Engineering)                                         1,147,500      6,460,588
================================================================================

SWEDEN-2.21%

Hexagon A.B. -Class B (Industrial Machinery)              209,570      7,236,365
--------------------------------------------------------------------------------
Indutrade A.B. (Trading Companies &
   Distributors)  (Acquired 10/05/05; Cost
   $1,265,296)(a)(d)                                      152,000      2,210,276
================================================================================
                                                                       9,446,641
================================================================================
SWITZERLAND-6.05%

Banque Cantonale Vaudoise (Diversified Banks)
   (a)                                                     12,700      5,105,502
--------------------------------------------------------------------------------
Daetwyler Holding A.G. (Industrial
   Conglomerates)                                           1,052      4,547,757
--------------------------------------------------------------------------------
Interroll Holding A.G. (Industrial Machinery)
   (a)(c)                                                  15,500      4,307,845
--------------------------------------------------------------------------------
Mobilezone Holding A.G. (Computer & Electronics
   Retail) (a)                                          1,111,003      5,686,430
--------------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts & Equipment) (a)            8,900      3,830,329
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
SWITZERLAND-(CONTINUED)

Schweiter A.G. (Industrial Machinery)                       9,000   $  2,418,619
================================================================================
                                                                      25,896,482
================================================================================

UNITED KINGDOM-15.73%

Amlin PLC (Multi-Line Insurance) (a)                      953,000      4,936,050
--------------------------------------------------------------------------------
Catlin Group Ltd. (Property & Casualty
   Insurance)                                             366,000      3,275,114
--------------------------------------------------------------------------------
Findel PLC (Catalog Retail)                               229,400      2,430,677
--------------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
   Professional Services) (a)                             281,500      8,755,334
--------------------------------------------------------------------------------
Inchcape PLC (Distributors) (a)                           282,420      2,764,188
--------------------------------------------------------------------------------
Informa PLC (Publishing) (a)                              450,919      4,171,360
--------------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
   Finance) (a)                                           288,942      4,472,940
--------------------------------------------------------------------------------
Kier Group PLC (Construction & Engineering) (a)           193,671      6,649,865
--------------------------------------------------------------------------------
Mears Group PLC (Diversified Commercial &
   Professional Services) (a)                           1,030,000      5,188,621
--------------------------------------------------------------------------------
Mitie Group PLC (Diversified Commercial &
   Professional Services) (a)                           1,225,000      4,632,917
--------------------------------------------------------------------------------
Morgan Sindall PLC (Construction & Engineering)           228,000      4,938,393
--------------------------------------------------------------------------------
NDS Group PLC -ADR (Application Software) (c)              47,300      2,077,889
--------------------------------------------------------------------------------
Premier Research Group PLC (Life Sciences Tools
   & Services) (c)                                        634,000      2,166,055
--------------------------------------------------------------------------------
SCi Entertainment Group PLC (Home Entertainment
   Software) (a)(c)                                       637,242      5,730,694
--------------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
   Defense) (a)                                           260,650      5,122,599
================================================================================
                                                                      67,312,696
================================================================================
   Total Foreign Common  Stocks & Other Equity
      Interests (Cost $251,998,001)                                  395,414,937
================================================================================

PREFERRED STOCKS-2.18%

GERMANY-2.18%

Fuchs Petrolub A.G. -Pfd. (Commodity Chemicals)
   (Cost $7,012,436) (b)                                  168,512      9,316,520
================================================================================

MONEY MARKET FUNDS-2.57%

Liquid Assets Portfolio-Institutional Class (e)         5,500,985      5,500,985
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (e)               5,500,985      5,500,985
================================================================================
   Total Money Market Funds (Cost $11,001,970)                        11,001,970
================================================================================
Total Investments (excluding investments purchased
   with cash collateral from securities
   loaned)-97.14%
   (Cost $270,012,407)                                               415,733,427
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM EUROPEAN SMALL COMPANY FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS-4.08%

Liquid Assets Portfolio-Institutional Class (e)(f)     17,467,794   $ 17,467,794
================================================================================
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $17,467,794)                                              17,467,794
================================================================================

TOTAL INVESTMENTS-101.22%
   (Cost $287,480,201)                                               433,201,221
================================================================================

OTHER ASSETS LESS LIABILITIES-(1.22)%                                 (5,214,413)

================================================================================

NET ASSETS-100.00%                                                  $427,986,808

================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $262,397,116, which represented 61.31% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at September 30, 2006.

(c)  Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $12,231,916, which represented 2.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM EUROPEAN SMALL COMPANY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM EUROPEAN SMALL COMPANY FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM EUROPEAN SMALL COMPANY FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                         CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/05        COST           SALES       (DEPRECIATION)     09/30/06     INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio -
   Institutional Class   $ 9,211,535   $ 70,144,290   $ (73,854,840)       $--         $ 5,500,985   $460,713      $--
---------------------------------------------------------------------------------------------------------------------------
Premier
   Portfolio -
   Institutional Class            --     32,915,835     (27,414,850)        --           5,500,985    152,778       --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
   Portfolio -
   Institutional Class     9,211,535     43,341,968     (52,553,503)        --                  --    309,693       --
===========================================================================================================================
   SUBTOTAL              $18,423,070   $146,402,093   $(153,823,193)       $--         $11,001,970   $923,184      $--
===========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                         CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND       REALIZED
FUND                       12/31/05        COST           SALES       (DEPRECIATION)     09/30/06     INCOME*     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio -
   Institutional Class   $27,254,135   $176,904,326   $(186,690,667)       $--         $17,467,794   $  257,008       $--
=============================================================================================================================
   TOTAL
      INVESTMENTS
      IN AFFILIATES      $45,677,205   $323,306,419   $(340,513,860)       $--         $28,469,764   $1,180,192       $--
=============================================================================================================================

*    Net of compensation to counterparties.

AIM EUROPEAN SMALL COMPANY FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2006, securities with an aggregate value of $16,704,589 were on loan to brokers. The loans were secured by cash collateral of $17,467,794 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $257,008 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $122,518,373 and $180,788,134, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $147,805,181
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,130,811)
==============================================================================
Net unrealized appreciation of investment securities              $145,674,370
==============================================================================


Cost of investments for tax purposes is $287,526,851.                        F-7

                             AIM GLOBAL VALUE FUND
         Quarterly Schedule of Portfolio Holdings - September 30, 2006

                                                       (AIM INVESTMENTS(R) LOGO)
                                                              YOUR GOALS.
                                                           OUR SOLUTIONS(R).

AIMinvestments.com   GLV-QTR-1 9/06   A I M Advisors, Inc.

AIM GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-49.86%

CANADA-10.20%

Barrick Gold Corp. (Gold)                                  18,200   $    558,960
--------------------------------------------------------------------------------
Barrick Gold Corp. (Gold) (a)                              41,000      1,259,520
--------------------------------------------------------------------------------
BMTC Group, Inc. -Class A (Homefurnishing
   Retail)                                                131,900      2,135,793
--------------------------------------------------------------------------------
E-L Financial Corp. Ltd. (Multi-Line
   Insurance)                                               9,412      4,976,286
--------------------------------------------------------------------------------
Energy Savings Income Fund (Gas Utilities)                166,600      2,521,804
--------------------------------------------------------------------------------
Kinross Gold Corp. (Gold) (b)                             200,000      2,503,131
--------------------------------------------------------------------------------
Open Text Corp. (Internet Software &
   Services) (b)                                          219,700      3,930,936
--------------------------------------------------------------------------------
Rothmans, Inc. (Tobacco)                                  113,200      2,068,953
--------------------------------------------------------------------------------
Saskatchewan Wheat Pool (Agricultural
   Products) (b)                                          406,500      2,560,172
--------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)                 47,400      3,400,435
--------------------------------------------------------------------------------
Westaim Corp. (The)
    (Pharmaceuticals) (b)                                 256,500        637,923
--------------------------------------------------------------------------------
Westaim Corp. (The) (Pharmaceuticals)
     (Acquired 07/14/04; Cost $49,481) (b) (c)             19,200         47,751
================================================================================
                                                                      26,601,664
================================================================================

FINLAND-0.99%

Nokia Oyj -ADR (Communications Equipment)                 130,600      2,571,514
================================================================================

FRANCE-3.18%

Business Objects S.A. (Application
   Software) (b)(d)                                       142,700      4,854,298
--------------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers) (d)                30,000      3,436,714
================================================================================
                                                                       8,291,012
================================================================================

GERMANY-1.25%

Bayerische Motoren Werke A.G. (Automobile
   Manufacturers)                                          61,000      3,267,308
================================================================================

HONG KONG-1.78%

Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development) (d)                          325,000      3,489,107
--------------------------------------------------------------------------------
Henderson Land Development Co. Ltd. (Real
   Estate Management & Development) (d)                   207,000      1,161,141
================================================================================
                                                                       4,650,248
================================================================================

IRELAND-1.46%

Bank of Ireland (Diversified Banks) (d)                   195,200      3,811,306
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
JAPAN-16.60%

Brother Industries, Ltd. (Office
   Electronics) (d)                                       212,000   $  2,659,044
--------------------------------------------------------------------------------
Japan Petroleum Exploration Co., Ltd. (Oil
   & Gas Exploration & Production) (d)                     61,900      3,778,978
--------------------------------------------------------------------------------
Meitec Corp. (Diversified Commercial &
   Professional Services) (d)                             185,300      5,686,813
--------------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment
   Software)                                               21,200      4,367,952
--------------------------------------------------------------------------------
NIPPONKOA Insurance Co., Ltd. (Property &
   Casualty Insurance)                                    234,000      1,865,899
--------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless
   Telecommunication Services) (d)                          4,569      7,040,288
--------------------------------------------------------------------------------
Olympus Corp. (Health Care Equipment) (d)                 149,000      4,400,035
--------------------------------------------------------------------------------
Shimano Inc. (Leisure Products) (d)                        33,000        923,603
--------------------------------------------------------------------------------
Shinsei Bank, Ltd. (Regional Banks) (d)                   323,000      1,973,044
--------------------------------------------------------------------------------
Sony Corp. (Consumer Electronics)                          90,200      3,649,689
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
   (Pharmaceuticals) (d)                                   47,300      2,955,635
--------------------------------------------------------------------------------
Toyota Industries Corp. (Auto Parts &
   Equipment) (d)                                          93,900      3,994,831
================================================================================
                                                                      43,295,811
================================================================================

NETHERLANDS-4.54%

Akzo Nobel N.V. (Diversified Chemicals) (d)                52,600      3,236,198
--------------------------------------------------------------------------------
Heineken N.V. (Brewers) (d)                               119,200      5,438,576
--------------------------------------------------------------------------------
Hunter Douglas N.V. (Home Furnishings) (d)                 45,100      3,163,814
================================================================================
                                                                      11,838,588
================================================================================

NEW ZEALAND-0.51%

Telecom Corp. of New Zealand Ltd.
   (Integrated Telecommunication Services) (d)            468,400      1,321,075
================================================================================

SINGAPORE-1.30%

Singapore Airport Terminal Services Ltd.
   (Airport Services)                                   2,473,000      3,394,390
================================================================================

SOUTH KOREA-1.51%

SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                            166,500      3,934,395
================================================================================

SWITZERLAND-0.89%

Nestle S.A. (Packaged Foods & Meats) (d)                    6,650      2,317,783
================================================================================

UNITED KINGDOM-5.65%

Diageo PLC (Distillers & Vintners)                        194,454      3,434,601
--------------------------------------------------------------------------------
GlaxoSmithKline PLC -ADR (Pharmaceuticals)                 43,700      2,326,151
--------------------------------------------------------------------------------

AIM GLOBAL VALUE FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Royal Bank of Scotland Group PLC
   (Diversified Banks) (d)                                141,900   $  4,879,915
--------------------------------------------------------------------------------
Vodafone Group PLC (Wireless
   Telecommunication Services) (d)                      1,790,237      4,093,169
================================================================================
                                                                      14,733,836
================================================================================
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $107,503,934)                                         130,028,930
================================================================================

COMMON STOCKS & OTHER EQUITY INTERESTS-36.04%

BREWERS-1.24%

Anheuser-Busch Cos., Inc.                                  68,000      3,230,680
================================================================================

BROADCASTING & CABLE TV-1.97%

Liberty Media Holding Corp. - Capital
   -Series A (b)                                           61,500      5,139,555
================================================================================

CATALOG RETAIL-2.21%

Liberty Media Holding Corp. - Interactive
   -Series A (b)                                          283,000      5,767,540
================================================================================

COMPUTER HARDWARE-3.17%

Dell Inc. (b)                                             361,550      8,257,802
================================================================================

COMPUTER STORAGE & PERIPHERALS-1.72%

Lexmark International, Inc. -Class A (b)                   77,700      4,480,182
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.45%

First Data Corp.                                           27,800      1,167,600
================================================================================

HEALTH CARE FACILITIES-0.76%

HealthSouth Corp. (b)                                     400,100      1,984,496
================================================================================

HYPERMARKETS & SUPER CENTERS-1.65%

Wal-Mart Stores, Inc.                                      86,999      4,290,790
================================================================================

INDUSTRIAL CONGLOMERATES-3.13%

Tyco International Ltd.                                   292,100      8,175,879
================================================================================

PACKAGED FOODS & MEATS-2.20%

Lancaster Colony Corp.                                    128,400      5,747,184
================================================================================

PERSONAL PRODUCTS-1.86%

Avon Products, Inc.                                       158,400      4,856,544
================================================================================

PHARMACEUTICALS-1.23%

Merck & Co. Inc.                                           76,600      3,209,540
================================================================================

PROPERTY & CASUALTY INSURANCE-1.43%

Berkshire Hathaway Inc. -Class A (b)                           39      3,736,200
================================================================================

REGIONAL BANKS-1.45%

North Fork Bancorp., Inc.                                 131,850      3,776,184
================================================================================

SYSTEMS SOFTWARE-3.80%

Microsoft Corp.                                           363,100      9,923,523
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-6.57%

Brookline Bancorp, Inc.                                   375,700   $  5,165,875
--------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                              295,700      4,332,005
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                   175,700      7,637,679
================================================================================
                                                                      17,135,559
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.20%

ALLTEL Corp.                                               56,300      3,124,650
================================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $89,066,813)                                           94,003,908
================================================================================

MONEY MARKET FUNDS-12.81%

Liquid Assets Portfolio -Institutional Class (e)       16,702,165     16,702,165
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (e)             16,702,165     16,702,165
================================================================================
      Total Money Market Funds
         (Cost $33,404,330)                                           33,404,330
================================================================================
TOTAL INVESTMENTS-98.71%
   (Cost $229,975,077)                                               257,437,168
================================================================================
OTHER ASSETS LESS LIABILITIES-1.29%                                    3,360,324
================================================================================
NET ASSETS-100.00%                                                  $260,797,492
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Traded on New York Stock Exchange.

(b)  Non-income producing security.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2006 represented 0.02% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $74,615,367, which represented 28.61% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM GLOBAL VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM GLOBAL VALUE FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM GLOBAL VALUE FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

                                                                       CHANGE IN
                                                                      UNREALIZED                              REALIZED
                            VALUE       PURCHASES      PROCEEDS      APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                       12/31/05      AT COST      FROM SALES    (DEPRECIATION)     09/30/06      INCOME    (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
   Institutional Class   $10,167,269   $38,643,287   $(32,108,391)  $           --   $16,702,165   $379,601   $     --
----------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
   Institutional Class            --    28,451,809    (11,749,644)              --    16,702,165    161,754         --
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
   Institutional Class    10,167,269    18,703,260    (28,870,529)              --            --    219,043         --
======================================================================================================================
   TOTAL INVESTMENTS
      IN AFFILIATES      $20,334,538   $85,798,356   $(72,728,564)  $           --   $33,404,330   $760,398   $     --
======================================================================================================================

AIM GLOBAL VALUE FUND

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                        CONTRACT TO
SETTLEMENT   --------------------------------      VALUE       UNREALIZED
   DATE           DELIVER          RECEIVE        09/30/06    APPRECIATION
--------------------------------------------------------------------------
 11/22/06    GBP    4,330,000   USD 8,159,924   $ 8,111,220   $     48,704
--------------------------------------------------------------------------
 11/22/06    EUR   13,000,000   USD16,768,700    16,535,431        233,269
--------------------------------------------------------------------------
 11/22/06    JPY3,120,000,000   USD27,301,365    26,614,793        686,572
--------------------------------------------------------------------------
                                                              $    968,545
==========================================================================

                        CONTRACT TO                             UNREALIZED
SETTLEMENT   --------------------------------      VALUE       APPRECIATION
   DATE           DELIVER          RECEIVE        09/30/06    (DEPRECIATION)
----------------------------------------------------------------------------
 10/20/06    NZD    1,240,000   USD   775,248   $   808,413   $      (33,165)
----------------------------------------------------------------------------
 12/18/06    CAD   19,850,000   USD17,799,977    17,801,573           (1,596)
----------------------------------------------------------------------------
 12/26/06    KRW2,407,000,000   USD 2,548,708     2,548,987             (279)
----------------------------------------------------------------------------
                                                              $      (35,040)
============================================================================
Total open foreign currency contracts                         $      933,505
============================================================================

CAD -- Canadian Dollar

EUR -- Euro

GBP -- British Pound Sterling

JPY -- Japanese yen

KRW -- South Korean Wong

NZD -- New Zeland Dollar

USD -- U.S. Dollar

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $82,059,336 and $33,586,601, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $30,045,759
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (3,715,392)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities           $26,330,367
==========================================================================

Cost of investments for tax purposes $231,106,801.

                      AIM INTERNATIONAL SMALL COMPANY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006

                                                       (AIM INVESTMENTS(R) LOGO)
                                                              YOUR GOALS.
                                                           OUR SOLUTIONS(R).

AIMinvestments.com   ISC-QTR-1 9/06   A I M Advisors, Inc.

AIM INTERNATIONAL SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-90.73%

AUSTRALIA-3.71%

Australian Wealth Management Ltd. (Asset
   Management & Custody Banks) (a)                      3,342,000   $  6,160,432
--------------------------------------------------------------------------------
Bradken Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (a)                                  1,463,969      6,540,580
--------------------------------------------------------------------------------
CSL Ltd. (Biotechnology) (a)                              123,600      4,967,444
--------------------------------------------------------------------------------
S8 Ltd. (Hotels, Resorts & Cruise Lines) (a)              773,585      2,469,321
--------------------------------------------------------------------------------
Zinifex Ltd. (Diversified Metals & Mining)                928,000      8,126,206
================================================================================
                                                                      28,263,983
================================================================================

AUSTRIA-1.15%

Andritz A.G. (Industrial Machinery) (a)                    57,600      8,799,511
================================================================================

BELGIUM-0.63%

EVS Broadcast Equipment S.A.
   (Communications Equipment) (a)                          86,160      4,798,821
================================================================================

BRAZIL-5.53%

All America Latina Logistica (Railroads) (b)              967,700      7,539,940
--------------------------------------------------------------------------------
American Banknote S.A. (Commercial Printing)              475,200      3,656,564
--------------------------------------------------------------------------------
American Banknote S.A. (Commercial
   Printing) (Acquired 04/26/06; Cost
   $2,603,647)(c)                                         325,900      2,507,732
--------------------------------------------------------------------------------
Equatorial Energia S.A. (Electric
   Utilities) (d)(e)                                      710,400      5,224,011
--------------------------------------------------------------------------------
Equatorial Energia S.A. (Electric
   Utilities) (Acquired 03/31/06; Cost
   $2,726,949)(c)(d)(e)                                   411,600      3,026,750
--------------------------------------------------------------------------------
Gafisa S.A. (Homebuilding) (e)                            789,400     10,208,700
--------------------------------------------------------------------------------
Localiza Rent a Car S.A. (Trucking)                       295,200      6,138,091
--------------------------------------------------------------------------------
Perdigao S.A. (Packaged Foods & Meats)                    375,900      3,843,920
================================================================================
                                                                      42,145,708
================================================================================

CANADA-21.93%

Aastra Technologies Ltd. (Communications
   Equipment) (e)                                         152,700      3,825,013
--------------------------------------------------------------------------------
AKITA Drilling Ltd. -Class A (Oil & Gas Drilling)         161,640      2,610,129
--------------------------------------------------------------------------------
Aspreva Pharmaceuticals Corp. (Pharmaceuticals) (e)       379,979      9,860,455
--------------------------------------------------------------------------------
Aur Resources Inc. (Diversified Metals & Mining)          426,500      6,867,955
--------------------------------------------------------------------------------
Badger Income Fund (Construction & Engineering)           264,140      3,998,254
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
CANADA-(CONTINUED)

BMTC Group, Inc. -Class A (Homefurnishing Retail)         147,564   $  2,389,433
--------------------------------------------------------------------------------
Bonnett's Energy Services Trust (Oil & Gas
   Equipment & Services) (f)                              638,300     12,328,589
--------------------------------------------------------------------------------
Canaccord Capital Inc. (Investment Banking
   & Brokerage)                                           405,000      6,195,652
--------------------------------------------------------------------------------
Canam Group Inc. (Steel)                                  869,000      6,996,779
--------------------------------------------------------------------------------
Canam Group Inc. (Steel)  (Acquired
   03/18/05; Cost $2,870,694)(c)                          600,000      4,830,918
--------------------------------------------------------------------------------
EuroZinc Mining Corp. (Diversified Metals &
   Mining) (e)                                          3,020,000      7,186,617
--------------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
   & Professional Services) (e)                           181,600      4,321,489
--------------------------------------------------------------------------------
Groupe Laperriere & Verreault Inc. -Class A
   (Industrial Machinery) (e)                             296,600      6,153,296
--------------------------------------------------------------------------------
HudBay Minerals, Inc. (Diversified Metals &
   Mining) (e)                                            355,700      4,435,908
--------------------------------------------------------------------------------
Kingsway Financial Services Inc. (Property
   & Casualty Insurance)                                  352,000      7,998,569
--------------------------------------------------------------------------------
NQL Energy Services, Inc. -Class A (Oil &
   Gas Equipment & Services) (e)                          728,100      4,331,602
--------------------------------------------------------------------------------
Reitmans (Canada) Ltd. -Class A (Apparel Retail)          555,000      9,513,151
--------------------------------------------------------------------------------
Savanna Energy Services Corp. (Oil & Gas
   Drilling) (e)                                          192,000      3,143,317
--------------------------------------------------------------------------------
Sherritt International Corp. (Diversified
   Metals & Mining)                                       725,500      6,328,167
--------------------------------------------------------------------------------
Stoneham Drilling Trust (Oil & Gas Drilling) (f)          499,000      8,794,328
--------------------------------------------------------------------------------
Total Energy Trust Ltd. (Oil & Gas
   Equipment & Services)                                  785,990     10,294,233
--------------------------------------------------------------------------------
Transat A.T. Inc. -Class A (Airlines) (f)                 341,600      7,487,207
--------------------------------------------------------------------------------
Trican Well Service Ltd. (Oil & Gas
   Equipment & Services)                                  762,480     12,844,425
--------------------------------------------------------------------------------
Vicwest Income Fund (Building Products)                   445,000      7,165,862
--------------------------------------------------------------------------------
Wajax Income Fund (Industrial Machinery)                  230,870      7,270,195
================================================================================
                                                                     167,171,543
================================================================================

CHINA-3.02%

Century Sunshine Ecological Technology
   Holdings Ltd. (Fertilizers &
   Agricultural Chemicals)                              7,515,000      4,311,897
--------------------------------------------------------------------------------
China Fire Safety Enterprise Group Holdings
   Ltd. (Industrial Machinery) (a)                      6,713,000        609,401
--------------------------------------------------------------------------------
Mindray Medical International Ltd. -ADR
   (Health Care Equipment) (e)                             36,686        612,289
--------------------------------------------------------------------------------
New Oriental Education & Technology Group,
   Inc. -ADR (Education Services) (e)                      14,709        356,693
================================================================================

AIM INTERNATIONAL SMALL COMPANY FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
CHINA-(CONTINUED)

Samson Holding Ltd. (Home Furnishings) (a)             11,344,000   $  5,448,645
--------------------------------------------------------------------------------
SIM Technology Group Ltd. (Communications
   Equipment) (a)                                       9,588,000      3,765,094
--------------------------------------------------------------------------------
Wasion Meters Group Ltd. (Electrical
   Components & Equipment) (a)                          8,846,000      3,878,983
--------------------------------------------------------------------------------
Xinyi Glass Holding Co. Ltd. (Auto Parts &
   Equipment) (a)                                      12,174,000      4,040,217
================================================================================
                                                                      23,023,219
================================================================================

FRANCE-0.96%

Euler Hermes S.A. (Property & Casualty
   Insurance) (a)                                          61,420      7,317,588
================================================================================

GERMANY-1.48%

Bijou Brigitte Modische Accessoires A.G.
   (Apparel, Accessories & Luxury Goods) (a)               43,550     11,257,859
================================================================================

GREECE-4.64%

Intralot S.A. (Casinos & Gaming)                          460,300     12,595,888
--------------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)                             459,000      6,961,138
--------------------------------------------------------------------------------
Motor Oil (Hellas) Corinth Refineries S.A.
   (Oil & Gas Refining & Marketing) (a)                   153,600      3,900,860
--------------------------------------------------------------------------------
Mytilineos Holdings S.A. (Diversified
   Metals & Mining) (a)                                   170,992      4,302,735
--------------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction Materials) (a)        161,200      7,628,592
================================================================================
                                                                      35,389,213
================================================================================

HONG KONG-5.17%

China Yurun Food Group Ltd. (Packaged Foods
   & Meats) (a)                                         7,192,000      5,981,057
--------------------------------------------------------------------------------
First Pacific Co. Ltd. (Multi-Sector Holdings) (a)      9,410,000      4,414,509
--------------------------------------------------------------------------------
Hengan International Group Co. Ltd.
   (Personal Products) (a)                              4,482,000      9,629,901
--------------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways & Railtracks) (a)      2,068,000      5,884,806
--------------------------------------------------------------------------------
Next Media Ltd. (Publishing)                            4,488,000      2,448,351
--------------------------------------------------------------------------------
Paliburg Holdings Ltd. (Hotels, Resorts &
   Cruise Lines) (a)                                  149,726,000      6,053,465
--------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines)                    60,218,000      5,024,254
================================================================================
                                                                      39,436,343
================================================================================

INDIA-0.29%

Aztecsoft Ltd. (IT Consulting & Other Services)           800,315      2,232,343
================================================================================

INDONESIA-1.54%

PT Ciputra Surya Tbk (Real Estate
   Management & Development) (a)                       64,762,000      5,236,005
--------------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm
   Machinery & Heavy Trucks) (a)                        9,960,000      6,511,079
================================================================================
                                                                      11,747,084
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
IRELAND-1.71%

FBD Holdings PLC (Multi-Line Insurance) (a)               144,900   $  6,921,065
--------------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming) (a)                    325,000      6,100,967
================================================================================
                                                                      13,022,032
================================================================================

JAPAN-0.78%

EXEDY Corp. (Auto Parts & Equipment) (a)                  221,700      5,987,287
================================================================================

MALAYSIA-1.29%

Lion Diversified Holdings Berhad
   (Department Stores)                                  7,031,000      9,818,235
================================================================================

MEXICO-3.30%

Corporacion Moctezuma, S.A. de C.V.
   (Construction Materials)                               590,700      1,182,018
--------------------------------------------------------------------------------
Corporacion Moctezuma, S.A. de C.V.
   (Construction Materials)  (Acquired
   03/01/06; Cost $3,641,358)(c)                        1,948,400      3,898,838
--------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.
   -Class O (Diversified Banks)                         2,399,100      7,508,746
--------------------------------------------------------------------------------
TV Azteca, S.A. de C.V. -CPO (Broadcasting
   & Cable TV)                                          7,833,000      5,086,988
--------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (Homebuilding) (e)                                   2,666,400      7,506,204
================================================================================
                                                                      25,182,794
================================================================================

NETHERLANDS-6.58%

Aalberts Industries N.V. (Industrial Machinery) (a)       146,621     10,846,266
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
   Engineering) (a)                                       675,500     11,911,611
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
   Engineering)  (Acquired 12/10/04; Cost
   $564,459)(a)(c)                                         65,000      1,146,195
--------------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products) (a)          109,800      6,739,775
--------------------------------------------------------------------------------
Smit Internationale N.V. (Marine Ports & Services)         65,400      5,270,231
--------------------------------------------------------------------------------
USG People N.V. (Human Resource &
   Employment Services) (a)                               204,442     14,255,915
================================================================================
                                                                      50,169,993
================================================================================

NORWAY-8.48%

Acta Holding A.S.A. (Diversified Capital
   Markets) (a)                                         2,132,200      8,605,872
--------------------------------------------------------------------------------
Cermaq A.S.A. (Packaged Foods & Meats) (a)                603,600      6,460,472
--------------------------------------------------------------------------------
Pan Fish A.S.A. (Packaged Foods & Meats)
   (Acquired 03/07/06; Cost
   $8,263,842)(a)(c)(e)                                12,569,000      9,861,123
--------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)(e)                           257,800     12,596,225
--------------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
   Services)                                              208,132     12,756,215
--------------------------------------------------------------------------------
Sinvest A.S.A. (Oil & Gas Drilling) (a)(e)                298,100      5,251,799
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM INTERNATIONAL SMALL COMPANY FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
NORWAY-(CONTINUED)

TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
   Equipment & Services) (e)                              579,120   $  9,161,817
================================================================================
                                                                      64,693,523
================================================================================

PHILIPPINES-0.45%

First Gen Corp. (Independent Power
   Producers & Energy Traders) (a)                      2,375,300      2,316,000
--------------------------------------------------------------------------------
Manila Water Co. (Water Utilities) (a)                  6,143,000      1,100,032
================================================================================
                                                                       3,416,032
================================================================================

PORTUGAL-0.37%

Mota-Engil, SGPS, S.A. (Construction & Engineering)       500,000      2,815,071
================================================================================

SINGAPORE-0.00%

Centillion Environment & Recycling Ltd.
   (Environmental & Facilities Services) (e)(g)(h)      4,106,000             26
================================================================================

SOUTH AFRICA-0.66%

Massmart Holdings Ltd. (Hypermarkets &
   Super Centers)                                         684,600      5,002,964
================================================================================

SOUTH KOREA-6.70%

Cheil Communications Inc. (Advertising)                    23,670      5,301,680
--------------------------------------------------------------------------------
Daegu Bank (Regional Banks) (a)                           365,300      6,099,178
--------------------------------------------------------------------------------
Daesang Corp. (Packaged Foods & Meats) (a)(e)             445,300      5,535,010
--------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
   (Department Stores)                                     85,570      6,147,660
--------------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (a)                                             71,840      8,941,593
--------------------------------------------------------------------------------
Joongang Construction Co., Ltd.
   (Construction & Engineering) (a)                       160,550      2,213,201
--------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd. (Packaged
   Foods & Meats) (a)                                       2,913      3,562,627
--------------------------------------------------------------------------------
Qrix Communication Inc. (Broadcasting & Cable TV)          68,000      3,944,215
--------------------------------------------------------------------------------
Taegu Department Store Co., Ltd.
   (Department Stores)                                     64,740        998,631
--------------------------------------------------------------------------------
Techno Semichem Co., Ltd. (Commodity Chemicals) (a)       258,750      3,869,298
--------------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares &
   Specialties) (a)                                       184,700      4,495,238
================================================================================
                                                                      51,108,331
================================================================================

SWITZERLAND-0.68%

Banque Cantonale Vaudoise (Diversified Banks) (a)          12,918      5,193,140
================================================================================

TAIWAN-1.79%

Hung Poo Real Estate Development Corp.
   (Real Estate Management & Development) (a)           3,241,000      3,450,670
--------------------------------------------------------------------------------
Makalot Industrial Co., Ltd. (Textiles) (a)             3,797,000      5,647,814
--------------------------------------------------------------------------------
St. Shine Optical Co., Ltd. (Health Care
   Supplies)                                            1,378,650      4,519,345
================================================================================
                                                                      13,617,829
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
THAILAND-0.99%

Siam Commercial Bank PCL (Diversified Banks) (a)        4,731,000   $  7,521,145
================================================================================

UNITED KINGDOM-6.90%

Amlin PLC (Multi-Line Insurance) (a)                    1,664,400      8,620,735
--------------------------------------------------------------------------------
Findel PLC (Catalog Retail)                               290,200      3,074,902
--------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC
   (Pharmaceuticals)  (Acquired 11/01/05;
   Cost $3,594,014)(a)(c)                                 700,000      5,419,430
--------------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
   Professional Services) (a)                             350,400     10,898,291
--------------------------------------------------------------------------------
Informa PLC (Publishing) (a)                              782,859      7,242,070
--------------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
   Finance) (a)                                           369,228      5,715,800
--------------------------------------------------------------------------------
Mitie Group PLC (Diversified Commercial &
   Professional Services) (a)                           2,155,000      8,150,152
--------------------------------------------------------------------------------
NDS Group PLC -ADR (Application Software) (e)              79,200      3,479,256
================================================================================
                                                                      52,600,636
================================================================================
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $506,014,093)                                            691,732,253
================================================================================

PREFERRED STOCKS-1.98%

BRAZIL-1.98%

Duratex S.A. -Pfd. (Building Products)                    526,000      6,002,075
--------------------------------------------------------------------------------
Iochpe Maxion S.A. -Pfd. (Construction &
   Farm Machinery & Heavy Trucks)                         156,200      1,140,714
--------------------------------------------------------------------------------
Iochpe Maxion S.A. -Pfd. (Construction &
   Farm Machinery & Heavy Trucks)
   (Acquired 02/01/06; Cost $1,188,915)(c)                136,100        993,925
--------------------------------------------------------------------------------
Net Servicos de Comunicacao S.A. -Pfd
   (Broadcasting & Cable TV) (e)                          769,912      6,935,952
================================================================================
   Total Preferred Stocks
      (Cost $11,703,165)                                              15,072,666
================================================================================

MONEY MARKET FUNDS-5.55%

Liquid Assets Portfolio-Institutional Class (i)        21,163,954     21,163,954
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (i)              21,163,954     21,163,954
================================================================================
   Total Money Market Funds
      (Cost $42,327,908)                                              42,327,908
================================================================================
TOTAL INVESTMENTS-98.26%
   (Cost $560,045,166)                                               749,132,827
================================================================================
OTHER ASSETS LESS LIABILITIES-1.74%                                   13,266,950
================================================================================
NET ASSETS-100.00%                                                  $762,399,777
================================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt
CPO    -- Certificates of Ordinary Participation
Pfd.   -- Preferred


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM INTERNATIONAL SMALL COMPANY FUND

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2006 was $342,272,901, which represented 44.89% of the Fund's Net Assets. See Note 1A.

(b)  Each unit represents one common share and four preferred shares.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $31,684,911, which represented 4.16% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Each unit represents one ordinary share and two preferred shares.

(e)  Non-income producing security.

(f) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of September 30, 2006 was $28,610,124, which represented 3.75% of the Fund's Net Assets. See Note 2.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2006 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(h) Security considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at September 30, 2006 represented less than 0.01% of the Fund's Net Assets.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM INTERNATIONAL SMALL COMPANY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM INTERNATIONAL SMALL COMPANY FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of

AIM INTERNATIONAL SMALL COMPANY FUND

     Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

                                                                             CHANGE IN
                                                                            UNREALIZED
                                VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                           12/31/05        COST           SALES       (DEPRECIATION)     09/30/06     INCOME    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
   Portfolio-
   Institutional Class       $ 7,770,836   $119,797,590   $(106,404,472)        $--        $21,163,954   $491,858       $--
-------------------------------------------------------------------------------------------------------------------------------
Premier
   Portfolio-Institutional
   Class                              --     48,680,749     (27,516,795)         --         21,163,954    280,169
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
   Portfolio-
   Institutional Clas          7,770,836     82,220,666     (89,991,502)         --                 --    213,052        --
===============================================================================================================================
   SUBTOTAL                  $15,541,672   $250,699,005   $(223,912,769)        $--        $42,327,908   $985,079       $--
===============================================================================================================================

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended September 30, 2006

                                                                             CHANGE IN
                                                                            UNREALIZED
                                VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
                               12/31/05        COST           SALES       (DEPRECIATION)     09/30/06     INCOME    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Bonnett's Energy Services
   Trust (Canada)
   (Cost $12,071,842)        $ 3,293,953   $  8,972,103   $          --    $    62,533     $12,328,589   $     --       $--
-------------------------------------------------------------------------------------------------------------------------------
Stoneham Drilling Trust
   (Canada)
   (Cost $11,023,323)                 --     11,023,322              --     (2,228,994)      8,794,328         --
-------------------------------------------------------------------------------------------------------------------------------
Transat A.T. Inc.-Class A
   (Canada)
   (Cost $6,536,280)                  --      6,536,280              --        950,927       7,487,207         --
===============================================================================================================================
   SUBTOTAL                  $ 3,293,953   $ 26,531,705   $          --    $(1,215,534)    $28,610,124   $     --       $--
===============================================================================================================================
TOTAL INVESTMENTS IN
   AFFILIATES                $18,835,625   $277,230,710   $(223,912,769)   $(1,215,534)    $70,938,032   $985,079       $--
===============================================================================================================================

AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $385,286,148 and $399,822,007, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $203,870,660
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (15,129,623)
==============================================================================
Net unrealized appreciation of investment securities              $188,741,037
==============================================================================

Cost of investments for tax purposes is $560,391,790.

                          AIM MID CAP BASIC VALUE FUND
     Quarterly Schedule of Portfolio Holdings - September 30, 2006

[YOUR GOLAS. OUR SOLUTIONS]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                      --Registered Trademark--

AIMinvestments.com              MCBV-QTR-1 9/06         A I M Advisors, Inc.

AIM MID CAP BASIC VALUE FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--95.39%

ADVERTISING--3.89%

Interpublic Group of Cos., Inc. (The)(a)(b)               901,787   $  8,927,691
================================================================================

APPAREL RETAIL--5.09%

Gap, Inc. (The)                                           286,911      5,436,963
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                      223,268      6,258,202
================================================================================
                                                                      11,695,165
================================================================================

APPLICATION SOFTWARE--2.61%

Epicor Software Corp.(b)                                  456,320      5,982,355
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.58%

Waddell & Reed Financial, Inc. -Class A                   239,569      5,929,333
================================================================================

BREWERS--3.44%

Molson Coors Brewing Co. -Class B                         114,449      7,885,536
================================================================================

BUILDING PRODUCTS--3.44%

American Standard Cos. Inc.                               187,958      7,888,597
================================================================================

COAL & CONSUMABLE FUELS--1.04%

Massey Energy Co.                                         114,469      2,396,981
================================================================================

COMMUNICATIONS EQUIPMENT--2.22%

Plantronics, Inc.(a)                                      290,356      5,089,941
================================================================================

CONSTRUCTION & ENGINEERING--3.09%

Chicago Bridge & Iron Co. N.V. -New York Shares           295,000      7,097,700
================================================================================

CONSTRUCTION MATERIALS--3.20%

Cemex S.A. de C.V. -ADR (Mexico)(b)                       243,830      7,334,406
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--7.00%

BISYS Group, Inc. (The)(b)                                233,033      2,530,738
--------------------------------------------------------------------------------
Ceridian Corp.(b)                                          72,602      1,623,381
--------------------------------------------------------------------------------
DST Systems, Inc.(b)                                      123,014      7,586,274
--------------------------------------------------------------------------------
Fidelity National Information Services, Inc.              116,950      4,327,150
================================================================================
                                                                      16,067,543
================================================================================

FOOD RETAIL--0.95%

Kroger Co. (The)                                           93,795      2,170,416
================================================================================

HEALTH CARE DISTRIBUTORS--2.51%

McKesson Corp.                                            109,181      5,756,022
================================================================================

HEALTH CARE EQUIPMENT--1.56%

CONMED Corp.(b)                                           170,000      3,588,700
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--1.82%

Sealy Corp.                                               320,000    $ 4,179,200
================================================================================

INSURANCE BROKERS--3.29%

Aon Corp.                                                 189,137      6,406,070
--------------------------------------------------------------------------------
National Financial Partners Corp.                          27,834      1,142,029
================================================================================
                                                                       7,548,099
================================================================================

LEISURE PRODUCTS--2.10%

Brunswick Corp.                                           154,317      4,813,147
================================================================================

LIFE & HEALTH INSURANCE--3.13%

Nationwide Financial Services, Inc. -Class A               47,736      2,296,102
--------------------------------------------------------------------------------
Protective Life Corp.                                     107,108      4,900,191
================================================================================
                                                                       7,196,293
================================================================================

LIFE SCIENCES TOOLS & SERVICES--2.83%

Waters Corp.(b)                                           143,408      6,493,514
================================================================================

MANAGED HEALTH CARE--4.71%

Aetna Inc.                                                 92,119      3,643,307
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                   145,842      7,175,426
================================================================================
                                                                      10,818,733
================================================================================

MULTI-LINE INSURANCE--1.01%

Genworth Financial Inc. -Class A                           66,289      2,320,778
================================================================================

OIL & GAS DRILLING--6.60%

Nabors Industries Ltd.(b)                                 133,302      3,965,735
--------------------------------------------------------------------------------
Pride International, Inc.(b)                              213,000      5,840,460
--------------------------------------------------------------------------------
Todco(b)                                                  154,722      5,353,381
================================================================================
                                                                      15,159,576
================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.14%

Technip S.A. (France)(c)                                   46,000      2,621,342
================================================================================

PACKAGED FOODS & MEATS--2.99%

Cadbury Schweppes PLC -ADR (United Kingdom)               160,568      6,867,493
================================================================================

PAPER PACKAGING--2.00%

Smurfit-Stone Container Corp.(b)                          409,788      4,589,626
================================================================================

PROPERTY & CASUALTY INSURANCE--4.62%

ACE Ltd.                                                  144,822      7,926,108
--------------------------------------------------------------------------------
Security Capital Assurance Ltd.(b)                        112,155      2,686,112
================================================================================
                                                                      10,612,220
================================================================================

REGIONAL BANKS--1.49%

Zions Bancorp.                                             42,994      3,431,351
================================================================================

AIM MID CAP BASIC VALUE FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
REINSURANCE--0.60%

Max Re Capital Ltd.                                        60,000   $  1,377,600
================================================================================

SEMICONDUCTOR EQUIPMENT--2.25%

Brooks Automation, Inc.(b)                                395,999      5,167,787
================================================================================

SPECIALTY CHEMICALS--3.37%

MacDermid, Inc.                                           237,287      7,740,302
================================================================================

SYSTEMS SOFTWARE--3.29%

CA Inc.                                                   318,407      7,543,062
================================================================================

THRIFTS & MORTGAGE FINANCE--5.53%

Fannie Mae                                                 96,290      5,383,574
--------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp. -Class C(a)(b)        104,131      2,756,348
--------------------------------------------------------------------------------
MGIC Investment Corp.                                      75,900      4,551,723
================================================================================
                                                                      12,691,645
================================================================================
    Total Common Stocks & Other Equity Interests
     (Cost $183,291,191)                                             218,982,154
================================================================================

MONEY MARKET FUNDS--2.91%

Liquid Assets Portfolio -Institutional Class(d)         3,347,882      3,347,882
================================================================================
Premier Portfolio -Institutional Class(d)               3,347,882      3,347,882
================================================================================
     Total Money Market Funds
       (Cost $6,695,764)                                               6,695,764
================================================================================
Total Investments (excluding investments purchased
  with cash collateral from securities loaned)
   --98.30%
  (Cost $189,986,955)                                                225,677,918
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS--4.04%

Liquid Assets Portfolio -Institutional Class
  (Cost $9,270,800)(d)(e)                               9,270,800      9,270,800
================================================================================
TOTAL INVESTMENTS--102.34%
  (Cost $199,257,755)                                                234,948,718
================================================================================
OTHER ASSETS LESS LIABILITIES--(2.34)%                                (5,377,457)
================================================================================
NET ASSETS--100.00%                                                 $229,571,261
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR         --American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at September 30, 2006.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at September 30, 2006 represented 1.14% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


     SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.     F-2

AIM MID CAP BASIC VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information

AIM MID CAP BASIC VALUE FUND
     providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM MID CAP BASIC VALUE FUND

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                      UNREALIZED                                    REALIZED
                          VALUE       PURCHASES       PROCEEDS       APPRECIATION       VALUE        DIVIDEND         GAIN
FUND                    12/31/05       AT COST       FROM SALES     (DEPRECIATION)    09/30/06        INCOME         (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class    $ 9,368,194    $32,098,306    $(38,118,618)            $--     $3,347,882       $172,309         $--
---------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio -
Institutional Class             --     16,121,290     (12,773,408)             --      3,347,822         56,438          --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional Class      9,368,194     20,277,151     (29,645,345)             --             --        116,467          --
===========================================================================================================================
  SUBTOTAL             $18,736,388    $68,496,747    $(80,537,371)            $--     $6,695,764       $345,214         $--
___________________________________________________________________________________________________________________________
===========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                                      UNREALIZED                                   REALIZED
                         VALUE        PURCHASES       PROCEEDS       APPRECIATION       VALUE        DIVIDEND        GAIN
FUND                    12/31/05       AT COST       FROM SALES     (DEPRECIATION)    09/30/06        INCOME*       (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Institutional Class    $ 6,623,640   $ 66,109,175   $ (63,462,015)            $--     $ 9,270,800       $  1,185        $--
---------------------------------------------------------------------------------------------------------------------------
TOTAL
INVESTMENTS IN
AFFILIATES             $25,360,028   $134,605,922   $(143,999,386)            $--     $15,966,564       $346,399        $--
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Net of compensation to counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

         At September 30, 2006, securities with an aggregate value of $9,009,816 were on loan to brokers. The loans were secured by cash collateral of $9,270,800 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $1,185 for securities lending transactions, which are net of compensation to counterparties.

AIM MID CAP BASIC VALUE FUND

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $66,414,382 and $91,081,834, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
==============================================================================
Aggregate unrealized appreciation of investment securities         $39,981,754
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (6,279,558)
==============================================================================
Net unrealized appreciation of investment securities               $33,702,196
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $201,246,522.

                             AIM SELECT EQUITY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2006

                                                       (AIM INVESTMENTS(R) LOGO)
                                                              YOUR GOALS.
                                                           OUR SOLUTIONS(R).

AIMinvestments.com    SEC-QTR-1 9/06   A I M Advisors, Inc.

AIM SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.33%

ADVERTISING-0.15%

Harte-Hanks, Inc.                                          20,480   $    539,648
================================================================================

AEROSPACE & DEFENSE-3.24%

Boeing Co. (The) (a)                                       30,750      2,424,637
--------------------------------------------------------------------------------
General Dynamics Corp.                                     36,600      2,623,122
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                      56,810      4,889,069
--------------------------------------------------------------------------------
Raytheon Co.                                               17,470        838,735
--------------------------------------------------------------------------------
United Technologies Corp.                                   8,680        549,878
================================================================================
                                                                      11,325,441
================================================================================

AIR FREIGHT & LOGISTICS-0.10%

Hub Group, Inc.-Class A(b)                                 15,160        345,345
================================================================================

AIRLINES-0.77%

Mesa Air Group, Inc.(b)                                    51,900        402,744
--------------------------------------------------------------------------------
Southwest Airlines Co.                                    108,400      1,805,944
--------------------------------------------------------------------------------
World Air Holdings, Inc.(b)                                52,900        476,100
================================================================================
                                                                       2,684,788
================================================================================

APPAREL RETAIL-1.00%

Dress Barn, Inc. (The)(b)                                  26,600        580,412
--------------------------------------------------------------------------------
Gap, Inc. (The)                                            52,810      1,000,750
--------------------------------------------------------------------------------
Payless ShoeSource, Inc.(b)                                76,400      1,902,360
================================================================================
                                                                       3,483,522
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.56%

Polo Ralph Lauren Corp.                                    22,900      1,481,401
--------------------------------------------------------------------------------
VF Corp.                                                   54,400      3,968,480
================================================================================
                                                                       5,449,881
================================================================================

APPLICATION SOFTWARE-0.55%

Amdocs Ltd.(b)                                             21,400        847,440
--------------------------------------------------------------------------------
FactSet Research Systems Inc.                              22,390      1,087,482
================================================================================
                                                                       1,934,922
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.58%

Affiliated Managers Group, Inc.(b)(c)                      20,740      2,076,281
--------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                  9,540        447,426
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                          132,600      4,675,476
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                   17,400      1,840,050
================================================================================
                                                                       9,039,233
================================================================================

AUTOMOBILE MANUFACTURERS-0.14%

Thor Industries, Inc.                                      12,200        502,274
================================================================================

BIOTECHNOLOGY-0.79%

Amgen Inc.(b)                                              31,540      2,256,056
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY-(CONTINUED)

Biogen Idec Inc.(b)                                        11,380   $    508,459
================================================================================
                                                                       2,764,515
================================================================================

BUILDING PRODUCTS-0.67%

Masco Corp.                                                86,100      2,360,862
================================================================================

COMMERCIAL PRINTING-0.23%

Harland (John H.) Co.                                      21,700        790,965
================================================================================

COMMUNICATIONS EQUIPMENT-2.31%

Cisco Systems, Inc.(b)                                    279,600      6,430,800
--------------------------------------------------------------------------------
Motorola, Inc.                                             66,800      1,670,000
================================================================================
                                                                       8,100,800
================================================================================

COMPUTER HARDWARE-2.79%

Dell Inc.(b)                                               19,530        446,065
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                       110,300      4,046,907
--------------------------------------------------------------------------------
International Business Machines Corp.                      64,446      5,280,705
================================================================================
                                                                       9,773,677
================================================================================

COMPUTER STORAGE & PERIPHERALS-0.68%

Komag, Inc.(b)                                             20,500        655,180
--------------------------------------------------------------------------------
Lexmark International, Inc.-Class A(b)                     29,870      1,722,304
================================================================================
                                                                       2,377,484
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.21%

Cummins Inc.                                               29,600      3,529,208
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                        14,170        715,160
================================================================================
                                                                       4,244,368
================================================================================

CONSTRUCTION MATERIALS-0.54%

Cemex S.A. de C.V.-ADR (Mexico)                            29,410        884,653
--------------------------------------------------------------------------------
Eagle Materials Inc. (a)                                   29,917      1,007,604
================================================================================
                                                                       1,892,257
================================================================================

CONSUMER FINANCE-0.58%

ASTA Funding, Inc.(c)                                      30,600      1,147,194
--------------------------------------------------------------------------------
First Cash Financial Services, Inc.(b)                     42,100        866,839
================================================================================
                                                                       2,014,033
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.27%

Global Payments Inc.                                       21,370        940,494
================================================================================

DEPARTMENT STORES-1.31%

Kohl's Corp.(b)                                            17,900      1,162,068
--------------------------------------------------------------------------------
Nordstrom, Inc.                                            80,810      3,418,263
================================================================================
                                                                       4,580,331
================================================================================

AIM SELECT EQUITY FUND

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-2.80%

U.S. Bancorp                                              194,870   $  6,473,582
--------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros
   S.A.-ADR (Brazil)                                       10,800        799,200
--------------------------------------------------------------------------------
Wells Fargo & Co.                                          69,680      2,521,022
================================================================================
                                                                       9,793,804
================================================================================

EDUCATION SERVICES-0.15%

ITT Educational Services Inc.(b)                            7,800        517,140
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.25%

Cooper Industries, Ltd.-Class A                            10,200        869,244
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.11%

Amphenol Corp.-Class A                                     40,600      2,514,358
--------------------------------------------------------------------------------
Mettler-Toledo International Inc.(b)                       20,600      1,362,690
================================================================================
                                                                       3,877,048
================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.36%

Trimble Navigation Ltd.(b)                                 27,100      1,275,868
================================================================================

FOOD RETAIL-0.30%

Kroger Co. (The)                                           45,400      1,050,556
================================================================================

FOOTWEAR-1.07%

Deckers Outdoor Corp.(b)(c)                                18,600        880,152
--------------------------------------------------------------------------------
NIKE, Inc.-Class B                                         32,500      2,847,650
================================================================================
                                                                       3,727,802
================================================================================

HEALTH CARE DISTRIBUTORS-1.29%

AmerisourceBergen Corp.                                    49,900      2,255,480
--------------------------------------------------------------------------------
McKesson Corp.                                             42,930      2,263,270
================================================================================
                                                                       4,518,750
================================================================================

HEALTH CARE EQUIPMENT-0.86%

Bard (C.R.), Inc.                                           7,300        547,500
--------------------------------------------------------------------------------
Becton, Dickinson and Co.                                  19,200      1,356,864
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc.(b)                                12,200      1,111,908
================================================================================
                                                                       3,016,272
================================================================================

HEALTH CARE FACILITIES-1.69%

AmSurg Corp.(b)                                            47,500      1,057,350
--------------------------------------------------------------------------------
Manor Care, Inc.                                           21,700      1,134,476
--------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B                    10,200        611,286
--------------------------------------------------------------------------------
VCA Antech, Inc.(b)                                        86,500      3,119,190
================================================================================
                                                                       5,922,302
================================================================================

HEALTH CARE SERVICES-2.47%

Caremark Rx, Inc.                                          79,300      4,493,931
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(b)                    37,090      2,431,991
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(b)                           12,966        591,250
--------------------------------------------------------------------------------
Quest Diagnostics Inc.                                     18,400      1,125,344
================================================================================
                                                                       8,642,516
================================================================================

HOME FURNISHINGS-1.14%

Ethan Allen Interiors Inc.(c)                              89,100      3,088,206
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
HOME FURNISHINGS-(CONTINUED)

Furniture Brands International, Inc.(c)                    47,800   $    910,112
================================================================================
                                                                       3,998,318
================================================================================

HOME IMPROVEMENT RETAIL-1.98%

Home Depot, Inc. (The)                                     16,010        580,683
--------------------------------------------------------------------------------
Sherwin-Williams Co. (The)                                113,831      6,349,493
================================================================================
                                                                       6,930,176
================================================================================

HOMEFURNISHING RETAIL-0.34%

Rent-A-Center Inc.(b)                                      41,100      1,203,819
================================================================================

HOUSEHOLD APPLIANCES-1.00%

Black & Decker Corp.(The)                                  43,910      3,484,259
================================================================================

HYPERMARKETS & SUPER CENTERS-0.50%

Costco Wholesale Corp.(a)                                  15,860        787,925
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                      19,170        945,464
================================================================================
                                                                       1,733,389
================================================================================

INDUSTRIAL GASES-0.31%

Airgas, Inc.                                               30,130      1,089,802
================================================================================

INDUSTRIAL MACHINERY-1.69%

Danaher Corp.                                              20,400      1,400,868
--------------------------------------------------------------------------------
Illinois Tool Works Inc.                                   41,900      1,881,310
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A                            69,000      2,620,620
================================================================================
                                                                       5,902,798
================================================================================

INSURANCE BROKERS-0.24%

Aon Corp.                                                  25,316        857,453
================================================================================

INTEGRATED OIL & GAS-6.53%

Chevron Corp.                                              19,910      1,291,363
--------------------------------------------------------------------------------
ConocoPhillips                                             33,340      1,984,730
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         214,910     14,420,461
--------------------------------------------------------------------------------
Marathon Oil Corp.                                         31,600      2,430,040
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                 57,000      2,742,270
================================================================================
                                                                      22,868,864
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.78%

CenturyTel, Inc.                                           55,900      2,217,553
--------------------------------------------------------------------------------
TALK America Holdings, Inc.(b)(c)                          55,500        527,250
================================================================================
                                                                       2,744,803
================================================================================

INTERNET SOFTWARE & SERVICES-0.38%

EarthLink, Inc.(b)                                        182,700      1,328,229
================================================================================

INVESTMENT BANKING & BROKERAGE-6.44%

Goldman Sachs Group, Inc. (The) (a)                        55,863      9,450,344
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(a)                           73,352      5,417,779
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                  32,020      2,504,604
--------------------------------------------------------------------------------
Morgan Stanley                                             70,774      5,160,132
================================================================================
                                                                      22,532,859
================================================================================

LEISURE PRODUCTS-0.15%

Marvel Entertainment, Inc.(b)                              22,000        531,080
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM SELECT EQUITY FUND

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.35%

Lincoln National Corp.                                     19,790   $  1,228,563
================================================================================

LIFE SCIENCES TOOLS & SERVICES-0.71%

Covance Inc.(b)                                            21,900      1,453,722
--------------------------------------------------------------------------------
Waters Corp.(b)                                            22,600      1,023,328
================================================================================
                                                                       2,477,050
================================================================================

MANAGED HEALTH CARE-3.64%

Aetna Inc.                                                 62,470      2,470,688
--------------------------------------------------------------------------------
Coventry Health Care, Inc.(b)                              26,350      1,357,552
--------------------------------------------------------------------------------
Sierra Health Services, Inc.(b)                            55,230      2,089,903
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                    97,771      4,810,333
--------------------------------------------------------------------------------
WellPoint Inc.(b)                                          26,290      2,025,645
================================================================================
                                                                      12,754,121
================================================================================

MOTORCYCLE MANUFACTURERS-0.56%

Harley-Davidson, Inc.                                      31,100      1,951,525
================================================================================

MULTI-LINE INSURANCE-1.72%

Genworth Financial Inc.-Class A                            86,300      3,021,363
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)              26,700      2,316,225
--------------------------------------------------------------------------------
Loews Corp.                                                18,000        682,200
================================================================================
                                                                       6,019,788
================================================================================

OFFICE SERVICES & SUPPLIES-0.29%

Brady Corp.-Class A                                        28,900      1,016,124
================================================================================

OIL & GAS DRILLING-0.14%

Unit Corp.(a)(b)                                           10,600        487,282
================================================================================

OIL & GAS EQUIPMENT & SERVICES-0.93%

BJ Services Co.                                            44,970      1,354,946
--------------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(b)                    16,800      1,071,840
--------------------------------------------------------------------------------
Schlumberger Ltd.                                          13,500        837,405
================================================================================
                                                                       3,264,191
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.19%

Devon Energy Corp.(a)                                      10,500        663,075
================================================================================

OIL & GAS REFINING & MARKETING-0.62%

Sunoco, Inc.                                               22,920      1,425,395
--------------------------------------------------------------------------------
Valero Energy Corp.                                        14,200        730,874
================================================================================
                                                                       2,156,269
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.74%

Bank of America Corp.                                     193,640     10,373,295
--------------------------------------------------------------------------------
Citigroup Inc.                                            229,090     11,378,900
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                       38,900      1,826,744
================================================================================
                                                                      23,578,939
================================================================================

PACKAGED FOODS & MEATS-1.06%

General Mills, Inc.                                        65,260      3,693,716
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS-6.35%

AstraZeneca PLC-ADR (United Kingdom)                       20,200   $  1,262,500
--------------------------------------------------------------------------------
Johnson & Johnson                                          93,045      6,042,342
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)                              78,800      1,341,964
--------------------------------------------------------------------------------
Merck & Co. Inc.                                          180,690      7,570,911
--------------------------------------------------------------------------------
Pfizer Inc.                                               130,500      3,700,980
--------------------------------------------------------------------------------
Wyeth                                                      45,500      2,313,220
================================================================================
                                                                      22,231,917
================================================================================

PROPERTY & CASUALTY INSURANCE-4.92%

Allstate Corp. (The)                                       55,010      3,450,777
--------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                60,636      5,017,629
--------------------------------------------------------------------------------
Chubb Corp. (The)                                         104,730      5,441,771
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                          17,600        733,040
--------------------------------------------------------------------------------
FPIC Insurance Group, Inc.(b)                              21,100        835,771
--------------------------------------------------------------------------------
MBIA Inc.                                                  10,820        664,781
--------------------------------------------------------------------------------
SAFECO Corp.                                                7,480        440,796
--------------------------------------------------------------------------------
W. R. Berkley Corp.                                        18,410        651,530
================================================================================
                                                                      17,236,095
================================================================================

PUBLISHING-0.61%

McGraw-Hill Cos., Inc. (The)                               36,700      2,129,701
================================================================================

REGIONAL BANKS-2.12%

Cullen/Frost Bankers, Inc.                                 33,800      1,954,316
--------------------------------------------------------------------------------
KeyCorp                                                    76,700      2,871,648
--------------------------------------------------------------------------------
Nara Bancorp, Inc.                                         44,200        808,418
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                         24,600      1,782,024
================================================================================
                                                                       7,416,406
================================================================================

RESTAURANTS-2.14%

Darden Restaurants, Inc.                                   54,500      2,314,615
--------------------------------------------------------------------------------
Jack in the Box Inc.(b)                                    20,820      1,086,388
--------------------------------------------------------------------------------
Papa John's International, Inc.(b)                         24,800        895,528
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                          61,100      3,180,255
================================================================================
                                                                       7,476,786
================================================================================

SEMICONDUCTORS-0.46%

Intel Corp.                                                38,300        787,831
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
   Ltd.-ADR (Taiwan)                                       84,459        810,806
================================================================================
                                                                       1,598,637
================================================================================

SOFT DRINKS-0.45%

PepsiCo, Inc.                                              24,119      1,574,006
================================================================================

SPECIALIZED CONSUMER SERVICES-1.02%

Jackson Hewitt Tax Service Inc.                            68,100      2,043,681
--------------------------------------------------------------------------------
Steiner Leisure Ltd.(b)                                    36,500      1,534,825
================================================================================
                                                                       3,578,506
================================================================================

SPECIALIZED FINANCE-0.32%

CIT Group, Inc.                                            23,032      1,120,046
================================================================================

SPECIALTY STORES-0.16%

Staples, Inc.                                              22,750        553,508
================================================================================

STEEL-2.34%

IPSCO, Inc. (Canada)(a)                                    57,300      4,966,191
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM SELECT EQUITY FUND

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
STEEL-(CONTINUED)

Nucor Corp. (a)                                            56,600   $  2,801,134
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                        8,360        421,762
================================================================================
                                                                       8,189,087
================================================================================

SYSTEMS SOFTWARE-1.29%

Microsoft Corp.                                           142,910      3,905,730
--------------------------------------------------------------------------------
Oracle Corp.(b)                                            35,000        620,900
================================================================================
                                                                       4,526,630
================================================================================

TECHNOLOGY DISTRIBUTORS-0.62%

CDW Corp.                                                  35,400      2,183,472
================================================================================

THRIFTS & MORTGAGE FINANCE-0.23%

MGIC Investment Corp.                                      13,290        797,001
================================================================================

TOBACCO-1.42%

Altria Group, Inc.                                         21,900      1,676,445
--------------------------------------------------------------------------------
Loews Corp - Carolina Group                                16,570        917,812
--------------------------------------------------------------------------------
Reynolds American Inc.                                     32,400      2,007,828
--------------------------------------------------------------------------------
Vector Group Ltd.(c)                                       21,939        355,851
================================================================================
                                                                       4,957,936
================================================================================

TRUCKING-0.63%

Arkansas Best Corp.                                        36,670      1,577,910
--------------------------------------------------------------------------------
Marten Transport, Ltd.(b)                                  36,800        628,912
================================================================================
                                                                       2,206,822
================================================================================
   Total Common Stocks & Other Equity
      Interests
      (Cost $285,821,767)                                            340,629,190
================================================================================

MONEY MARKET FUNDS-2.84%

Liquid Assets Portfolio-Institutional
   Class (d)                                            4,976,496      4,976,496
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (d)               4,976,496      4,976,496
================================================================================
   Total Money Market Funds
      (Cost $9,952,992)                                                9,952,992
================================================================================
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.17%
   (Cost $295,774,759)                                               350,582,182
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.90%

Liquid Assets Portfolio-Institutional
   Class (d)(e)                                         6,666,950      6,666,950
================================================================================
   Total Money Market Funds (purchased
      with cash collateral from securities
      loaned)
      (Cost $6,666,950)                                                6,666,950
================================================================================
TOTAL INVESTMENTS-102.07%
   (Cost $302,441,709)                                               357,249,132
================================================================================
OTHER ASSETS LESS LIABILITIES-(2.07)%                                 (7,254,769)
================================================================================
NET ASSETS-100.00%                                                  $349,994,363
================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a) A portion of this security is subject to call options written. See Note 1D and Note 4.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2006.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in security lending transactions upon the borrower's return of securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM SELECT EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

               Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM SELECT EQUITY FUND

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. COVERED CALL OPTIONS WRITTEN - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

     E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM SELECT EQUITY FUND

     NOTE 2 -- INVESTMENT IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          CHANGE IN
                                                                         UNREALIZED                             REALIZED
                               VALUE       PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                          12/31/05      AT COST      FROM SALES    (DEPRECIATION)    09/30/06     INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio -
   Institutional Class      $ 5,977,525   $26,997,816   $(27,998,845)        $--        $4,976,496   $181,610      $--
------------------------------------------------------------------------------------------------------------------------
Premier  Portfolio-
   Institutional Class               --    13,227,375     (8,250,879)         --         4,976,496     65,347       --
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio -
   Institutional Class        5,977,525    18,703,362    (24,680,887)         --                --    116,961       --
========================================================================================================================
   SUBTOTAL                 $11,955,050   $58,928,553   $(60,930,611)        $--        $9,952,992   $363,918      $--
========================================================================================================================

     INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             CHANGE IN
                                                                            UNREALIZED                              REALIZED
                               VALUE        PURCHASES       PROCEEDS       APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                          12/31/05       AT COST       FROM SALES     (DEPRECIATION)     09/30/06     INCOME*    (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio -
   Institutional Class      $ 1,402,365   $ 59,452,285   $ (54,187,700)         $--        $ 6,666,950   $  9,177      $--
============================================================================================================================
TOTAL INVESTMENTS IN
   AFFILIATES               $13,357,415   $118,380,838   $(115,118,311)         $--        $16,619,942   $373,095      $--
============================================================================================================================

*    Net of compensation to counterparties.

     NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At September 30, 2006, securities with an aggregate value of $6,446,176 were on loan to brokers. The loans were secured by cash collateral of $6,666,950, received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $9,177 for securities lending transactions, which are net of compensation to counterparties.

AIM SELECT EQUITY FUND

     NOTE 4 -- OPTION CONTRACTS WRITTEN

       TRANSACTIONS DURING THE PERIOD
-------------------------------------------
                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF    PREMIUMS
                      CONTRACTS    RECEIVED
                      ---------------------
Beginning of period        --     $      --
-------------------------------------------
Written                 2,650       209,296
-------------------------------------------
Exercised                 (60)       (4,230)
-------------------------------------------
Expired                (1,915)     (147,165)
===========================================
End of period             675     $  57,901
===========================================

                                 OPEN OPTIONS WRITTEN AT PERIOD END
----------------------------------------------------------------------------------------------------
                                                                                        UNREALIZED
                                CONTRACT   STRIKE   NUMBER OF   PREMIUMS    VALUE      APPRECIATION
                                  MONTH     PRICE   CONTRACTS   RECEIVED   09/30/06   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
CALLS
Boeing Co.                       Oct-06    $ 80.0       45       $ 2,835    $ 5,175      $ (2,340)
----------------------------------------------------------------------------------------------------
Costco Wholesale Corp.           Oct-06      55.0       65           845        813            32
----------------------------------------------------------------------------------------------------
Devon  Energy Corp.              Oct-06      75.0      100        15,199      1,000        14,199
----------------------------------------------------------------------------------------------------
Eagle Materials Inc.             Oct-06      40.0       90         7,920      1,125         6,795
----------------------------------------------------------------------------------------------------
Goldman Sachs Group              Oct-06     160.0       25         3,300     26,750       (23,450)
----------------------------------------------------------------------------------------------------
IPSCO, Inc. (Canada)             Oct-06     100.0       40         7,080        700         6,380
----------------------------------------------------------------------------------------------------
IPSCO, Inc. (Canada)             Oct-06     105.0       40         3,320        300         3,020
----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.    Oct-06      70.0       55         2,777     25,575       (22,798)
----------------------------------------------------------------------------------------------------
Nucor Corp.                      Oct-06      55.0       70         7,140      3,150         3,990
----------------------------------------------------------------------------------------------------
Nucor Corp.                      Oct-06      57.5       70         3,885      1,400         2,485
----------------------------------------------------------------------------------------------------
Unit Corp.                       Oct-06      50.0       75         3,600      2,625           975
====================================================================================================
                                                       675       $57,901    $68,613      $(10,712)
====================================================================================================

     NOTE 5 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $191,417,256 and $251,147,979, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 60,514,587
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (5,720,631)
==============================================================================
Net unrealized appreciation of investment securities              $ 54,793,956
==============================================================================

Cost of investments for tax purposes is $302,455,176.

AIM SELECT EQUITY FUND

     NOTE 6 - SUBSEQUENT EVENT

     The Board of Trustees of AIM Funds Group (the "Trust") unanimously approved, on November 8, 2006 a Plan of Reorganization pursuant to which AIM Select Equity Fund (the "Fund") would acquire all of the assets of AIM Opportunities II Fund and AIM Opportunities III Fund ("Selling Funds"), a series of AIM Special Opportunities Funds ("the Reorganization"). Upon closing of the Reorganization, shareholders of Selling Funds will receive a corresponding class of shares of the Fund in exchange for their shares of Selling Funds, and Selling Funds will cease operations.

          The Plan of Reorganization requires approval of Selling Funds' shareholders. The Selling Funds will submit the Plan of Reorganization to shareholders for their consideration at a meeting to be held on March 15, 2007. If approved by Selling Funds' shareholders, the Reorganization is expected to be completed on or about March 26, 2007.

                          AIM SMALL CAP EQUITY FUND
     Quarterly Schedule of Portfolio Holdings - September 30, 2006

[YOUR GOLAS. OUR SOLUTIONS]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                      --Registered Trademark--

AIMinvestments.com               SCE-QTR-1 9/06         A I M Advisors, Inc.

AIM SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.01%

AEROSPACE & DEFENSE--0.95%

Curtiss-Wright Corp.                                                     142,323     $   4,319,503
==================================================================================================

APPAREL RETAIL--4.94%

Cache, Inc.(a)                                                           238,732         4,270,916
-------------------------------------------------------------------------------------------------
Charming Shoppes, Inc.(a)                                                319,747         4,565,987
--------------------------------------------------------------------------------------------------
Christopher & Banks Corp.                                                151,911         4,478,336
--------------------------------------------------------------------------------------------------
Gymboree Corp. (The)(a)                                                  134,071         5,655,115
--------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                       115,613         3,392,085
==================================================================================================
                                                                                        22,362,439
==================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.51%

Fossil, Inc.(a)                                                          107,148         2,307,968
--------------------------------------------------------------------------------------------------

APPLICATION SOFTWARE--2.97%

Epicor Software Corp.(a)                                                 332,995         4,365,564
--------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                                              138,320         4,769,274
--------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc.(a)                                  125,558         4,309,151
==================================================================================================
                                                                                        13,443,989
==================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.00%

Affiliated Managers Group, Inc.(a)(b)                                     45,014         4,506,352
==================================================================================================

AUTOMOTIVE RETAIL--0.98%

Midas, Inc.(a)                                                           213,612         4,417,496
==================================================================================================

BIOTECHNOLOGY--0.47%

Cubist Pharmaceuticals, Inc.(a)                                           98,640         2,144,434
==================================================================================================

BUILDING PRODUCTS--1.69%

Goodman Global, Inc.(a)                                                  271,960         3,630,666
--------------------------------------------------------------------------------------------------
NCI Building Systems, Inc.(a)                                             68,791         4,001,572
==================================================================================================
                                                                                         7,632,238
==================================================================================================

CASINOS & GAMING--1.12%

Pinnacle Entertainment, Inc.(a)                                          179,560         5,049,227
==================================================================================================

COMMUNICATIONS EQUIPMENT--1.64%

Black Box Corp.                                                           89,069         3,466,565
--------------------------------------------------------------------------------------------------
Packeteer, Inc.(a)                                                       283,971         2,444,990
--------------------------------------------------------------------------------------------------
Riverbed Technology, Inc.(a)                                              78,805         1,536,698
==================================================================================================
                                                                                         7,448,253
==================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.01%

Emulex Corp.(a)                                                          251,684         4,573,098
==================================================================================================

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.71%

Infrasource Services Inc.(a)                                             236,750     $   4,154,962
--------------------------------------------------------------------------------------------------
URS Corp.(a)                                                              92,765         3,607,631
==================================================================================================
                                                                                         7,762,593
==================================================================================================

CONSUMER FINANCE--1.19%

World Acceptance Corp.(a)                                                122,513         5,388,122
==================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.49%

BISYS Group, Inc. (The)(a)                                               306,281         3,326,212
--------------------------------------------------------------------------------------------------
Wright Express Corp.(a)                                                  142,840         3,436,730
==================================================================================================
                                                                                         6,762,942
==================================================================================================

DIVERSIFIED CHEMICALS--1.06%

FMC Corp.                                                                 74,625         4,781,224
==================================================================================================

DIVERSIFIED METALS & MINING--1.12%

Compass Minerals International, Inc.                                     179,757         5,088,921
==================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.74%

Genlyte Group Inc. (The)(a)                                               62,578         4,455,554
--------------------------------------------------------------------------------------------------
Hubbell Inc. -Class B                                                     71,850         3,441,615
==================================================================================================
                                                                                         7,897,169
==================================================================================================

ELECTRONIC MANUFACTURING SERVICES--1.16%

Park Electrochemical Corp.                                               165,352         5,238,351
==================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.01%

Waste Connections, Inc.(a)                                               120,315         4,561,142
==================================================================================================

FOOD RETAIL--0.99%

Ruddick Corp.                                                            172,569         4,491,971
==================================================================================================

GAS UTILITIES--1.20%

Energen Corp.                                                            129,362         5,416,387
==================================================================================================

HEALTH CARE DISTRIBUTORS--1.02%

Owens & Minor, Inc.                                                      139,826         4,598,877
==================================================================================================

HEALTH CARE EQUIPMENT--2.42%

STERIS Corp.                                                             172,705         4,155,282
--------------------------------------------------------------------------------------------------
Vital Signs, Inc.                                                         95,009         5,378,460
--------------------------------------------------------------------------------------------------
Volcano Corp.(a)                                                         125,135         1,437,801
==================================================================================================
                                                                                        10,971,543
==================================================================================================

HEALTH CARE FACILITIES--0.84%

LCA-Vision Inc.                                                           91,917         3,797,091
==================================================================================================

HEALTH CARE SERVICES--1.13%

Amedisys, Inc.(a)(b)                                                     129,355         5,131,513
==================================================================================================

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES--2.23%

DJO Inc.(a)                                                              134,536     $   5,587,280
--------------------------------------------------------------------------------------------------
Haemonetics Corp.(a)                                                      96,496         4,516,013
==================================================================================================
                                                                                        10,103,293
==================================================================================================

HEALTH CARE TECHNOLOGY--1.67%

Computer Programs and Systems, Inc.                                       85,236         2,793,184
--------------------------------------------------------------------------------------------------
Phase Forward Inc.(a)                                                    400,523         4,782,244
==================================================================================================
                                                                                         7,575,428
==================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.98%

Red Lion Hotels Corp.(a)                                                 413,600         4,450,336
==================================================================================================

HOUSEHOLD APPLIANCES--1.18%

Snap-on Inc.                                                             119,968         5,344,574
==================================================================================================

HOUSEHOLD PRODUCTS--0.88%

Central Garden & Pet Co.(a)                                               82,937         4,002,540
==================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.61%

Heidrick & Struggles International, Inc.(a)                              133,956         4,822,416
--------------------------------------------------------------------------------------------------
Kenexa Corp.(a)                                                           97,986         2,471,207
==================================================================================================
                                                                                         7,293,623
==================================================================================================

INDUSTRIAL MACHINERY--3.55%

Chart Industries, Inc.(a)                                                212,800         2,619,568
--------------------------------------------------------------------------------------------------
Kadant Inc.(a)                                                           177,219         4,352,499
--------------------------------------------------------------------------------------------------
RBC Bearings Inc.(a)                                                     221,894         5,358,740
--------------------------------------------------------------------------------------------------
Valmont Industries, Inc.                                                  71,414         3,731,381
==================================================================================================
                                                                                        16,062,188
==================================================================================================

INSURANCE BROKERS--1.00%

Hilb Rogal and Hobbs Co.                                                 106,082         4,524,397
==================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.54%

Alaska Communications Systems Group Inc.                                 172,058         2,283,210
--------------------------------------------------------------------------------------------------
NTELOS Holdings Corp.(a)                                                 366,503         4,680,243
==================================================================================================
                                                                                         6,963,453
==================================================================================================

INTERNET SOFTWARE & SERVICES--1.62%

CyberSource Corp.(a)                                                     451,940         5,346,450
--------------------------------------------------------------------------------------------------
DealerTrack Holdings Inc.(a)                                              89,046         1,968,807
==================================================================================================
                                                                                         7,315,257
==================================================================================================

INVESTMENT BANKING & BROKERAGE--0.98%

CMET Finance Holdings, Inc.
  (Acquired 12/08/03; Cost
  $4,480,000)(a)(c)(d)                                                    44,800           850,304
--------------------------------------------------------------------------------------------------
Thomas Weisel Partners Group, Inc.(a)                                    224,201         3,598,426
==================================================================================================
                                                                                         4,448,730
==================================================================================================

LIFE SCIENCES TOOLS & SERVICES--1.79%

Dionex Corp.(a)                                                           85,143         4,337,185
--------------------------------------------------------------------------------------------------

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--(CONTINUED)

ICON PLC -ADR (United Kingdom)(a)                                         53,166     $   3,752,456
==================================================================================================
                                                                                         8,089,641
==================================================================================================

METAL & GLASS CONTAINERS--0.98%

AptarGroup, Inc.                                                          87,194         4,436,431
==================================================================================================

MULTI-UTILITIES--0.64%

Avista Corp.                                                             121,631         2,880,222
==================================================================================================

OFFICE REIT'S--1.01%

Alexandria Real Estate Equities, Inc.                                     34,346         3,221,655
--------------------------------------------------------------------------------------------------
Republic Property Trust                                                  121,786         1,342,082
==================================================================================================
                                                                                         4,563,737
==================================================================================================

OFFICE SERVICES & SUPPLIES--1.74%

Brady Corp. -Class A                                                      93,450         3,285,702
--------------------------------------------------------------------------------------------------
PeopleSupport Inc.(a)                                                    249,085         4,608,072
==================================================================================================
                                                                                         7,893,774
==================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.08%

FMC Technologies, Inc.(a)                                                 62,132         3,336,488
--------------------------------------------------------------------------------------------------
Oceaneering International, Inc.(a)                                        99,250         3,056,900
--------------------------------------------------------------------------------------------------
Seitel, Inc.(a)                                                          829,792         3,045,337
==================================================================================================
                                                                                         9,438,725
==================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--3.20%

Berry Petroleum Co. -Class A                                              61,822         1,740,908
--------------------------------------------------------------------------------------------------
Comstock Resources, Inc.(a)                                              162,523         4,412,499
--------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                       73,736         4,675,600
--------------------------------------------------------------------------------------------------
Warren Resources Inc.(a)                                                 299,256         3,644,938
==================================================================================================
                                                                                        14,473,945
==================================================================================================

OIL & GAS REFINING & MARKETING--1.03%

Alon USA Energy, Inc.                                                    158,195         4,665,171
==================================================================================================

PACKAGED FOODS & MEATS--1.95%

Flowers Foods, Inc.                                                      173,885         4,674,029
--------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc.(a)                                                 175,769         4,156,937
==================================================================================================
                                                                                         8,830,966
==================================================================================================

PHARMACEUTICALS--1.58%

Aspreva Pharmaceuticals Corp. (Canada)(a)                                150,909         3,916,088
--------------------------------------------------------------------------------------------------
ViroPharma Inc.(a)                                                       267,434         3,254,672
==================================================================================================
                                                                                         7,170,760
==================================================================================================

PROPERTY & CASUALTY INSURANCE--4.46%

Assured Guaranty Ltd.                                                    172,845         4,481,871
--------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                                            118,550         4,695,765
--------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                      156,316         4,043,895
--------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.(a)                               175,841         6,994,955
==================================================================================================
                                                                                        20,216,486
==================================================================================================

     SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.     F-2

AIM SMALL CAP EQUITY FUND

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.09%

Jones Lang LaSalle Inc.                                                   57,661      $  4,928,862
==================================================================================================

REGIONAL BANKS--6.63%

Alabama National BanCorp.                                                 54,113         3,693,212
--------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                             87,971         2,815,952
--------------------------------------------------------------------------------------------------
First Financial Bankshares, Inc.(b)                                       58,714         2,239,939
--------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                       68,204         3,652,324
--------------------------------------------------------------------------------------------------
MB Financial, Inc.                                                        83,077         3,063,049
--------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                90,507         3,353,284
--------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                180,711         3,659,398
--------------------------------------------------------------------------------------------------
Sterling Financial Corp.                                                  96,288         3,122,620
--------------------------------------------------------------------------------------------------
United Community Banks, Inc.                                             146,682         4,407,794
==================================================================================================
                                                                                        30,007,572
==================================================================================================

RESIDENTIAL REIT'S--0.35%

Mid-America Apartment Communities, Inc.                                   25,911         1,586,271
==================================================================================================

RESTAURANTS--3.82%

IHOP Corp.                                                                93,850         4,349,948
--------------------------------------------------------------------------------------------------
O'Charley's Inc.(a)                                                      254,431         4,826,556
--------------------------------------------------------------------------------------------------
Papa John's International, Inc.(a)                                       124,263         4,487,137
--------------------------------------------------------------------------------------------------
Steak n Shake Co. (The)(a)                                               215,324         3,636,822
==================================================================================================
                                                                                        17,300,463
==================================================================================================

SEMICONDUCTOR EQUIPMENT--1.63%

ATMI, Inc.(a)                                                            169,873         4,938,208
--------------------------------------------------------------------------------------------------
Nextest Systems Corp.(a)                                                 185,620         2,442,759
==================================================================================================
                                                                                         7,380,967
==================================================================================================

SEMICONDUCTORS--3.29%

DSP Group, Inc.(a)                                                       161,807         3,697,290
--------------------------------------------------------------------------------------------------
Hittite Microwave Corp.(a)                                               106,806         4,752,867
--------------------------------------------------------------------------------------------------
Micrel, Inc.(a)                                                          351,489         3,370,780
--------------------------------------------------------------------------------------------------
Semtech Corp.(a)                                                         242,494         3,094,223
==================================================================================================
                                                                                        14,915,160
==================================================================================================

SPECIALIZED REIT'S--2.11%

Equity Inns Inc.                                                          79,159         1,260,211
--------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                 104,605         4,533,581
--------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                           30,971           660,921
--------------------------------------------------------------------------------------------------
Universal Health Realty Income Trust                                      86,502         3,101,097
==================================================================================================
                                                                                         9,555,810
==================================================================================================

SPECIALTY CHEMICALS--1.57%

A. Schulman, Inc.                                                         87,663         2,060,957
--------------------------------------------------------------------------------------------------
H.B. Fuller Co.                                                          214,432         5,026,286
==================================================================================================
                                                                                         7,087,243
==================================================================================================

TECHNOLOGY DISTRIBUTORS--0.75%

Agilysys, Inc.                                                           241,697         3,393,426
==================================================================================================

TRADING COMPANIES & DISTRIBUTORS--2.98%

H&E Equipment Services, Inc.(a)                                           89,528         2,183,588
--------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                        226,446         4,839,151
--------------------------------------------------------------------------------------------------
Watsco, Inc.                                                              46,480         2,138,545
--------------------------------------------------------------------------------------------------

                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--(CONTINUED)

Williams Scotsman International Inc.(a)                                  203,158      $  4,339,455
==================================================================================================
                                                                                        13,500,739
==================================================================================================

TRUCKING--1.73%

Landstar System, Inc.                                                     99,102         4,231,655
--------------------------------------------------------------------------------------------------
Marten Transport, Ltd.(a)                                                209,408         3,578,783
==================================================================================================
                                                                                         7,810,438
==================================================================================================
    Total Common Stocks & Other Equity Interests
     (Cost $382,657,795)                                                               448,303,471
==================================================================================================

MONEY MARKET FUNDS--1.38%

Liquid Assets Portfolio -Institutional Class(e)                        3,137,073         3,137,073
==================================================================================================
Premier Portfolio -Institutional Class(e)                              3,137,073         3,137,073
==================================================================================================
    Total Money Market Funds
      (Cost $6,274,146)                                                                  6,274,146
==================================================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)--100.39%
  (Cost $388,931,941)                                                                  454,577,617
==================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED

MONEY MARKET FUNDS--1.64%

Liquid Assets Portfolio -Institutional Class(e)(f)                     3,707,457         3,707,457
--------------------------------------------------------------------------------------------------
STIC Prime Portfolio -Institutional Class(e)(f)                        3,707,456         3,707,456
==================================================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $7,414,913)                                                                  7,414,913
==================================================================================================
TOTAL INVESTMENTS--102.03%
  (Cost $396,346,854)                                                                  461,992,530
==================================================================================================
OTHER ASSETS LESS LIABILITIES--(2.03)%                                                  (9,188,680)
==================================================================================================
NET ASSETS--100.00%                                                                   $452,803,850
__________________________________________________________________________________________________
==================================================================================================

Investment Abbreviations:

ADR        --American Depositary Receipt
REIT       --Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at September 30, 2006.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2006 represented 0.19% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at time of purchase.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2006 represented 0.19% of the Fund's Net Assets. See Note 1A.

     SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.     F-3

AIM SMALL CAP EQUITY FUND

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.     F-4

AIM SMALL CAP EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM SMALL CAP EQUITY FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM SMALL CAP EQUITY FUND

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                      UNREALIZED                                    REALIZED
                          VALUE       PURCHASES       PROCEEDS       APPRECIATION      VALUE         DIVIDEND         GAIN
FUND                    12/31/05       AT COST       FROM SALES     (DEPRECIATION)    09/30/06        INCOME         (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class    $4,513,597   $ 69,396,676   $ (70,773,200)              $--     $3,137,073     $174,145           $--
----------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio -
Institutional Class            --     17,587,379     (14,450,306)               --      3,137,073       78,463            --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional Class     4,513,597     54,473,422     (58,987,019)               --             --       95,876            --
============================================================================================================================
   SUBTOTAL            $9,027,194   $141,457,477   $(144,210,525)              $--     $6,274,146     $348,484           $--
____________________________________________________________________________________________________________________________
============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                                      UNREALIZED                                    REALIZED
                          VALUE       PURCHASES       PROCEEDS       APPRECIATION      VALUE         DIVIDEND         GAIN
FUND                    12/31/05       AT COST       FROM SALES     (DEPRECIATION)    09/30/06        INCOME*        (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class    $ 6,440,358    $ 21,468,972   $ (24,201,873)            $--    $ 3,707,457     $ 11,026           $--
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional Class      6,440,359      21,468,972     (24,201,875)             --      3,707,456       11,094            --
============================================================================================================================
   SUBTOTAL            $12,880,717    $ 42,937,944   $ (48,403,748)            $--    $ 7,414,913     $ 22,120           $--
============================================================================================================================
   TOTAL
   INVESTMENTS IN
   AFFILIATES          $21,907,911    $184,395,421   $(192,614,273)            $--    $13,689,059     $370,604           $--
____________________________________________________________________________________________________________________________
============================================================================================================================

* Net of compensation to counterparties.

AIM SMALL CAP EQUITY FUND

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

         At September 30, 2006, securities with an aggregate value of $7,233,142 were on loan to brokers. The loans were secured by cash collateral of $7,414,913 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2006, the Fund received dividends on cash collateral investments of $22,120 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2006 was $219,911,651 and $231,839,010, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
==============================================================================
Aggregate unrealized appreciation of investment securities        $ 84,444,062
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (19,553,502)
==============================================================================
Net unrealized appreciation of investment securities              $ 64,890,560
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $397,101,970.

NOTE 5--SUBSEQUENT EVENT

The Board of Trustees of AIM Funds Group (the "Trust") unanimously approved, on November 8, 2006 a Plan of Reorganization pursuant to which AIM Small Cap Equity Fund (the "Fund") would acquire all of the assets of AIM Opportunities I Fund ("Selling Fund"), a series of AIM Special Opportunities Funds ("the Reorganization"). Upon closing of the Reorganization, shareholders of Selling Fund will receive a corresponding class of shares of the Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

         The Plan of Reorganization requires approval of Selling Fund's shareholders. The Selling Fund will submit the Plan of Reorganization to shareholders for their consideration at a meeting to be held on March 15, 2007. If approved by Selling Fund's shareholders, the Reorganization is expected to be completed on or about March 26, 2007.

Item 2. Controls and Procedures.

     (a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.